File No. 2-30447

			      FORM N-1A

		 SECURITIES AND EXCHANGE COMMISSION
		       Washington, D.C. 20549

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

		   PRE-EFFECTIVE AMENDMENT NO. ___

		   POST-EFFECTIVE AMENDMENT NO. 44

				 and

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


			   AMENDMENT NO. 23


			NICHOLAS FUND, INC.
	 (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

   700 NORTH WATER STREET, SUITE 1010, MILWAUKEE, WISCONSIN 53202
	      (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

		  414-272-6133 or 800-227-5987
	(REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

		       DAVIS & KUELTHAU, S.C.
		111 EAST KILBOURN AVENUE, SUITE 1400
		      MILWAUKEE, WI  53202-6613
			   (414) 276-0200

		    ALBERT O. NICHOLAS, PRESIDENT
			 NICHOLAS FUND, INC.
		       700 NORTH WATER STREET
		     MILWAUKEE, WISCONSIN 53202

	    (Names and Addresses of Agents for Service)

It is proposed that the filing will become effective:

[  ] immediately upon filing pursuant to paragraph (b)
[X]  on July 30, 1997 pursuant to paragraph (b)
[  ] sixty (60) days after filing pursuant to paragraph (a)(1)
[  ] on __________________ pursuant to paragraph (a) (1)
[  ] 75 days after filing pursuant to paragraph (a)(2)
[  ] on __________________ pursuant to paragraph (a)(2) of Rule 485

Pursuant to Rule 24f-2, the Registrant hereby registers an indefinite amount of securities. On May 23, 1997, Registrant filed the necessary Rule 24f-2 Notice and filing fee with the Commission for its fiscal year ended March 31, 1997.

			    NICHOLAS FUND, INC.
			   CROSS REFERENCE SHEET
			(As required by rule 481(A))

PART A.  INFORMATION REQUIRED IN PROSPECTUS    HEADING
------   ----------------------------------    -------
Item 1.  Cover Page.........................   Cover Page

Item 2.  Synopsis...........................   Performance Data

Item 3.  Condensed Financial Information....   Consolidated Disclosure of Fund
					       Fees  and  Expenses;  Financial
					       Highlights

Item 4.  General Description of Registrant..   Introduction; Investment
					       Objectives and Policies;
					       Investment Restrictions

Item 5.  Management of the Fund.............   Investment Advisor, Management
					       Directors; Executive  Officers
					       of the Fund
Item 5A. Management's discussion of Fund
	 Performance........................   Management's discussion of Fund
					       Performance

Item 6.  Capital Stock and Other Securities.   Transfer of Capital Stock;
					       Dividends and
					       Federal Tax Status; Description
					       of Capital Stock; Annual
					       Meeting;  Shareholder Reports

Item 7.  Purchase of Securities Being Offered  Purchase and Redemption of
					       Capital Stock; Exchange
					       Priviliges to Other Nicholas Co.
					       Funds; Transfer of Capital
					       Stock; Determination of Net
					       Asset Value; Dividend
					       Reinvestment Plan; Systematic
					       Withdrawl Plan; Individual
					       Retirement Account; Master
					       Retirement Plan.

Item 8.  Redemption or Repurchase...........   Purchase of Capital Stock;
					       Redemption of Capital Stock

Item 9.  Legal Proceedings..................   N/A

PART B.  INFORMATION REQUIRED IN STATEMENT OF  HEADING
	       ADDITIONAL INFORMATION
-------  ------------------------------------  -------
Item 10. Cover Page.........................   Cover Page

Item 11. Table of Contents..................   Table of Contents

Item 12. General Information and History....   Introduction

Item 13. Investment Objectives and Policies.   Investment Objectives and
					       Policies; Investment
					       Restrictions

Item 14. Management of the Fund.............   Investment Advisor; Management;
					       Directors, Executive Officers of
					       the Fund

Item 15. Control Persons and Principal
	 Holders of Securities..............   Principal Shareholders

Item 16. Investment Advisory and Other
	 Services...........................   Investment Advisor; Custodian and
					       Transfer Agent; Councel and
					       Auditors
Item 17. Brokerage Allocation and other
	 Practices.........................   Brokerage

Item 18. Capital Stock and Other Securities.  Transfer of Capital Stock;
					      Income; Dividends and Federal
					      Tax Status; Description of
					      Capital Stock; Shareholder
					      Reports; Annual Meeting

Item 19. Purchase, Redemption and
	 Pricing of Securities
	 Being Offered.....................   Purchase of Capital Stock;
					      Redemption of Capital Stock;
					      Exchange Privilages to Other
					      Nicholas Company Funds;
					      Transfer of Capital Stock;
					      Determination of Net Asset
					      Value; Dividend Reinvestment
					      Plan; Individual Retirement
					      Account; Master Retirement
					      Plan; Systematic Withdrawl
					      Plan

Item 20. Tax Status........................   Income; Dividends and Federal
					      Tax Status

Item 21. Underwriters......................   N/A

Item 22. Calculation of Performance Data...   Performance Data

Item 23. Financial Statements..............   Financial Information

PART C.  OTHER INFORMATION                    HEADING
-------  ------------------                   -------
Item 24. Financial Statements and
	 Exhibits..........................   Part C

Item 25. Persons Controlled By or
	 Under   Common   Control
	 with Registrant...................   Part C

Item 26. Number  of Holders of
	 Securities........................   Part C

Item 27. Indemnification...................   Part C

Item 28. Business   and     Other
	 Connections of Investment
	 Adviser...........................   Part C

Item 29. Principal Underwriters............   Part C

Item 30. Location of Accounts and
	 Records...........................   Part C

Item 31. Management Services...............   Part C

Item 32. Undertakings......................   Part C



		       Nicholas Fund, Inc.








			    FORM N-1A







		       PART A:  PROSPECTUS

		       NICHOLAS FUND, INC.

			   PROSPECTUS








	       700 North Water Street, Suite 1010
		   Milwaukee, Wisconsin 53202
			 (414) 272-6133


      Nicholas Fund, Inc. (the "Fund") is an open-end management investment company, having as its investment objective capital appreciation in which income is a secondary consideration. To achieve its objective, the Fund invests in a diversified list of common stocks having growth potential.


	  NO-LOAD FUND - NO SALES OR REDEMPTION CHARGE

		       Investment Adviser
		     NICHOLAS COMPANY, INC.

		Minimum Initial Investment - $500

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
    SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


      This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in the form of a
Statement of Additional Information, dated July 31, 1997. The Fund will provide copies of the Statement of Additional Information upon request without charge to each person to whom a Prospectus is delivered. Such requests may be made by telephone or by letter. The telephone number and address of the Fund are shown above.

			 July 30, 1997

   INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE
			   REFERENCE.


		       TABLE OF CONTENTS

							     Page

Introduction............................................       2
Consolidated Disclosure of Fund Fees and Expenses.......       2
Financial Highlights....................................       3
Management's Discussion of Fund Performance.............       3
Performance Data........................................       5
Investment Objectives and Policies......................       5
Risk Factors............................................       6
Investment Restrictions.................................       6
Investment Adviser......................................       7
Management-Directors and Executive Officers of the Fund.       8
Purchase of Capital Stock...............................       10
Redemption of Capital Stock.............................       11
Signature Guarantees....................................       12
Exchange Privilege to Other Nicholas Company Funds......       13
Transfer of Capital Stock...............................       14
Determination of Net Asset Value........................       14
Dividends and Federal Tax Status........................       14
Dividend Reinvestment Plan..............................       15
Systematic Withdrawal Plan..............................       15
Individual Retirement Account...........................       15
Self-Employed Master Retirement Plan....................       15
Description of Capital Stock............................       16
Annual Meeting..........................................       16
Shareholder Reports.....................................       16
Custodian and Transfer Agent............................       16
Counsel and Auditors....................................       16


      No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information dated July
30,  1997   and,   if  given  or  made,  such   information   or
representations may not be relied upon as having been authorized by Nicholas Fund, Inc.

      This Prospectus does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made. The delivery of this Prospectus at any time shall not imply that there has been no change in the affairs of Nicholas Fund, Inc. since the date hereof.


		      NICHOLAS FUND, INC.


			  INTRODUCTION

      Nicholas Fund, Inc. (the "Fund") was incorporated under the laws of Maryland on July 10, 1968. The Fund is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. This type of investment company is commonly called a mutual fund. As an open-end investment company, it obtains its assets by continuously selling shares of its common stock, $.50 par value, to the public. Proceeds from such sales are invested by the Fund in securities of other companies. The resources of many investors are combined and each individual investor has an interest in every one of the securities owned by the Fund. The Fund provides each individual investor with diversification by investing in the securities of many different companies in a variety of industries and furnishes experienced management to select and watch over its investments. As an open-end investment company, the Fund will redeem any of its outstanding shares on demand of the owner at their net asset value next determined following receipt of the redemption request in proper form. The investment adviser to the Fund is Nicholas Company, Inc. (the "Adviser").


       CONSOLIDATED DISCLOSURE OF FUND FEES AND EXPENSES

Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases
 (as a percentage of offering price)....................     None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)...................     None
Deferred Sales Load
   (as  a  percentage  of original purchase price
or  redemption proceeds, if applicable).................     None
Redemption Fees
  (as a percent of redemption proceeds, if applicable)..     None
Exchange Fee(1).........................................     None

Annual Fund Operating Expenses(2)(as a percentage of average  net assets)

Management Fees.........................................    0.65%
12b-1 Fees..............................................     None
Other Expenses..........................................    0.07%
Total Fund Operating Expenses...........................    0.72%

   (1) There is a $5 fee for telephone exchanges only.

   (2) Annual Fund Operating Expenses are based on expenses incurred for the year ended March 31, 1997.

Example

      A shareholder would pay the following expenses on a $1,000 investment, assuming: (1) 5% annual return and (2) redemption at the end of each time period:


      One Year    Three Years      Five Years      Ten Years
      --------    -----------      ----------      ---------
	  $7         $23              $40            $89

      This Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

      The purpose of the table is to assist the prospective investor in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. For a description of "Management Fees" and "Other Expenses," see "Investment Adviser."


		      FINANCIAL HIGHLIGHTS
	  (For a share outstanding throughout the year)

      The following Financial Highlights of the Fund, for the ten years ended March 31, 1997 have been examined by Arthur Andersen LLP, independent public accountants, whose report thereon is included in the Fund's Annual Report for the fiscal year ended March 31, 1997. The Financial Highlights should be read in conjunction with the financial statements and related notes included in the Fund's Annual Report which is incorporated herein by reference.

						      Year ended March 31,
					 --------------------------------------------------------------------------------------
					 1997     1996      1995     1994     1993     1992     1991     1990     1989     1988
					 ----     ----      ----     ----     ----     ----     ----     ----     ----     ----
NET ASSET VALUE, BEGINNING OF YEAR      $63.81   $52.22   $51.10   $52.91   $49.68   $42.99   $37.72   $35.27   $32.15   $39.94
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                    .40      .57      .69      .74      .75      .70      .80      .96      .97     1.07
  Net gains or (losses) on securities
     (realized and unrealized)            8.64    15.68     4.46     (.68)    5.20     7.49     5.48     3.46     3.63    (2.99)
					------   ------   ------   ------   ------   ------   ------   ------   ------   ------

     Total from investment operations     9.04    16.25     5.15      .06     5.95     8.19     6.28     4.42     4.60    (1.92)
					------   ------   ------   ------   ------   ------   ------   ------   ------   ------
  LESS DISTRIBUTIONS:
  Dividends (from net
     investment income)                   (.42)    (.57)    (.71)    (.82)    (.68)    (.68)    (.79)    (.92)   (1.03)   (1.84)
  Distributions (from capital gains)     (5.32)   (4.09)   (3.32)   (1.05)   (2.04)    (.82)    (.22)   (1.05)    (.45)   (4.03)
					------   ------   ------   ------   ------   ------   ------   ------   ------   ------
     Total distributions                 (5.74)   (4.66)   (4.03)   (1.87)   (2.72)   (1.50)   (1.01)   (1.97)   (1.48)   (5.87)
					------   ------   ------   ------   ------   ------   ------   ------   ------    ------

NET ASSET VALUE, END OF YEAR            $67.11   $63.81   $52.22   $51.10   $52.91   $49.68   $42.99   $37.72   $35.27   $32.15
					------   ------   ------   ------   ------   ------   ------   ------   ------   ------
					------   ------   ------   ------   ------   ------   ------   ------   ------   ------

TOTAL RETURN                            14.68%   32.38%   10.88%    0.04%   12.41%   19.33%   17.13%   12.55%   14.81%   (3.74%)


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)   $3.989.5  $3,655.3  $3,004.4  $2,941.2  $3,013.4 $2,234.1 $1,642.8 $1,389.5 $1,172.3 $1,117.8
Ratio of expenses to average net assets   .72%      .74%     .77%      .78%     .76%     .78%     .81%     .82%     .86%     .86%
Ratio of net investment income
  to average net assets                   .61%      .87%     1.34%    1.40%    1.53%    1.60%    2.17%    2.56%    2.84%    3.04%
Portfolio turnover rate                 15.18%    25.70%    29.82%   33.39%   10.20%   14.58%   21.85%   21.31%   24.03%   31.63%
Average commission rate paid by the
  Fund on portfolio investment
  transactions*                         $0.0473  $0.0492       --       --       --       --       --       --        --      --

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

      Individual  stock  selection is  the  focal  point  of  the
Adviser's equity philosophy.  The Adviser's efforts are  directed toward purchasing stocks that represent good value based upon the
criteria  outlined  below.   It  is  also  the  Adviser's  strong
conviction  that superior long-term results are achieved  through the  minimization of capital losses during adverse periods in the
general  market.   The Adviser primarily seeks stocks  where  the
price/earnings  ratio is low in relation to  earnings  growth  or
where  the price is reasonable in relation to book value.   Above
average  secular  earnings  growth and  strong  current  earnings momentum are important factors.

     The Fund completed its fiscal year ended March 31, 1997 with a 14.68% total annual return (including reinvested dividends). In comparison, the Standard & Poors 500r Composite Stock Price Index
("S&P 500 Index") increased by 19.83% and the Russell 2000  Index increased by 5.11% for the same period. During the fiscal quarter ended March 31, 1997, the Fund produced  a total return of 1.77%, compared to 2.68% and -5.17% for the  S&P  500 Index and  Russell
2000 Index, respectively.   The  Fund's  cash  position was 2.60%
at fiscal year ended March 31, 1997.

      In  assessing  investment performance, shareholders  should
keep  in  mind  the  nature of the current stock  market.   Large
market  capitalization stocks have performed substantially better than  small  market capitalization stocks, as  evidenced  by  the recent result of the S&P 500 Index versus the Russell 2000 Index.
A  few  large  company equities are greatly responsible  for  the
gains  that  we see in the major market averages.   Further,  any
adverse development in a company's fundamentals can result  in  a
disastrous,  inordinate decline in its share  price.   Many  such
declines have occurred in the recent months, indicating that  the
market  has become less bullish in its overall posture.   We  are
attempting  to  take  advantage  of  these  conditions   in   the
marketplace in our stock selection process.

     Set forth below is a comparison of the initial account value and subsequent account values at the end of each of the most recently completed ten fiscal years of the Fund, assuming a $10,000 investment in the Fund at the beginning of the first year, to the same investment over the same periods in the S&P 500
Index.

(The performance graph plot points are as follows:)


Fiscal         Nicholas                    S&P 500
 Year           Fund      % returns         Value          % returns
 Ended          Value
-------       ----------  ---------       ---------      -----------------


03/31/87      10,000.00                   10,000.00
03/31/88      9,626.17     -3.74%          9,166.75          -8.33%
03/31/89      11,051.92    14.81%         10,830.35          18.15%
03/31/90      12,439.25    12.55%         12,917.59          19.27%
03/31/91      14,570.09    17.55%         14,779.22          14.41%
03/31/92      17,386.29    19.33%         16,410.86          11.04%
03/31/93      19,543.61    12.41%         18,910.14          15.23%
03/31/94      19,551.40     0.04%         19,188.53           1.47%
03/31/95      21,679.38    10.88%         22,170.43          15.54%
03/31/96      28,699.16    32.38%         29,289.36          32.11%
03/31/97      32,912.50    14.68%         35,096.44          19.83%


      The Fund's average annual total returns for the one year, five year and ten year periods ended on the last day of the most recent fiscal year are as follows:

			    One                 Five                Ten
			 Year Ended         Years Ended         Years Ended
		       March 31, 1997      March 31, 1997      March 31, 1997
		       --------------      --------------      --------------

Average Annual
Total Return. . . .        14.68%             13.61%               12.65%


      Total  returns are historical and include change  in  share
price   and   reinvestment   of   dividend   and   capital   gain
distributions.   Past  performance  is  no  guarantee  of  future
results.   Principal  value  and  return  will  fluctuate  so  an
investment,  when  redeemed,  may be  worth  more  or  less  than original cost.


PERFORMANCE DATA

     The Fund may from time to time include its "total return" or
"average annual total return" in advertisements or in information
furnished  to  present or prospective shareholders.   The  "total
return"  of the Fund is expressed as a ratio of the increase  (or decrease)  in value of a hypothetical investment in the  Fund  at the  end  of a measuring period to the amount initially invested.
The  "average annual total return" is the total return discounted for the number of represented time periods and is expressed as  a percentage.  The rate represents the annual rate achieved on  the initial investment to arrive at the ending redeemable value.  The ending  value  assumes reinvestment of dividend and capital  gain distributions and the reduction of account charges, if any.  This computation does not reflect any sales load or other nonrecurring charges, since the Fund is not subject to such charges.

      The  "total  return" and the "average annual total  return"
calculations are historical measures of performance and  are  not necessarily  indicative of future performance.  Such measurements will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, operating expenses, and  the distribution  policy  as determined by the  Board  of  Directors.
These  factors  should be considered when evaluating  the  Fund's
performance.    For   additional   information   regarding    the
calculation  of  this  performance data,  see  the  Statement  of
Additional Information.

      The figures below show the total return performance for the Fund from the date of initial public offering to March 31, 1997, as compared to the S&P 500 Index and the Consumer Price Index.
The calculations for the Fund assume reinvestment of all capital gain distributions and dividends and do not take into account tax consequences to the individual investor.

      Performance  will vary from time to time and these  results
are  not  necessarily  representative of  future  results.   This
prospectus  may  be  in  use for a full  year  and,  accordingly, performance figures for periods subsequent to March 31, 1997  may vary substantially from the figures shown below:

				Percentage Change from
				  July 14, 1969(1) to       Average Annual
				    March 31, 1997           Total Return
				-----------------------     --------------

Net Asset Value Per Share
  of Nicholas Fund, Inc.(2)            3269.73%                  13.53%
Standard & Poor's 500
  Index - Reinvested                   2151.62%                  11.88%
Consumer Price Index                    336.89%                   5.46%

      (1) Date of initial public offering. The S&P 500 Index and Consumer Price Index date used was June 30, 1969.

      (2) Includes the reinvestment of all dividend and capital gain distributions in additional shares.


INVESTMENT OBJECTIVES AND POLICIES

      The Fund has adopted a primary investment objective and certain other policies which are not fundamental and may be changed by the Board of Directors without shareholder approval.
Any such change will be made only upon advance notice to shareholders.

      The  primary  investment objective of the Fund  is  capital appreciation,  and securities are selected for its  portfolio  on
that  basis.   Current  income will  be  a  secondary  factor  in
considering  the  selection  of investments.   Market  risks  are
inherent  in any investment; therefore, there can be no assurance that the objective of the Fund will be realized, nor can there be any  assurance against possible loss in the value of  the  Fund's portfolio.

      It is the policy of the Fund to invest in securities which the Adviser believes to offer possibilities for increase in value. These will generally be common stocks of companies which the Adviser considers to have favorable long-term prospects.
Since the major portion of the Fund's portfolio consists of common stocks, its net asset value may be subject to greater fluctuation than a portfolio containing a substantial amount of fixed-income securities.

      Securities  of unseasoned companies, where  the  risks  are considerably  greater than with securities  of  more  established companies,  may also be acquired from time to time  by  the  Fund when the Adviser believes such investments offer possibilities of capital  appreciation.  However, the Fund will  not  invest  more than  a total of 5% of its total net assets in the securities  of unseasoned companies, that is, companies which have a  record  of less  than three years' continuous operation.  Reference is  made
to   the  Statement  of  Additional  Information  for  additional investment restrictions adopted by the Fund.

      Debt  securities and preferred stock that  are  convertible into or carry rights to acquire common stock, and other long-term investment  grade debt securities, may be acquired from  time  to
time   when  the  Adviser  thinks  such  investments  offer   the
possibility of appreciation in value.

      It  is  anticipated that the major portion of the portfolio will  at all times be invested in common stocks.  However,  there is no minimum or maximum percentage of the Fund's assets which is required to be invested in any type of security.  Cash and United
States Government securities will be retained by the Fund  in  an amount sufficient to provide moderate liquid reserves.  The  Fund
reserves  the  freedom  to  temporarily  invest  its  assets   in
investment grade fixed-income securities as a defensive  measure, when  conditions,  such  as a decline in the  stock  market,  are deemed  to  warrant such action.  "Investment grade  fixed-income securities" refers to fixed-income securities ranked in  the  top four  categories  of  Standard & Poor's  Corporation  or  Moody's
Investors Services, Inc. rating services.

      Securities are not purchased with a view to rapid  turnover or to obtain short-term trading profits, which the Fund refers to
as  profits  on  assets held less than twelve months.   The  term
"portfolio turnover rate" refers to the percentage determined  by dividing the lesser of purchases or sales of portfolio securities during  the year by the average value of the portfolio securities owned  by  the  Fund during the year.  "Portfolio turnover  rate"
excludes investments in all securities with less than one year to maturity at the time of purchase.


RISK FACTORS

      The  Fund  will often purchase common stock  of  small  and
medium  sized  companies in seeking capital appreciation.   These
companies  may  be unseasoned and often fluctuate in  price  more than common stocks of larger, more mature companies, such as many
of   those   included  in  the  Dow  Jones  Industrial   Average.
Therefore,  during the history of the Fund, its price  per  share has  often  been  more volatile, in both "up" and "down"  markets than most of the popular stock averages.


INVESTMENT RESTRICTIONS

      The Fund has adopted the following restrictions, which are matters of fundamental policy and cannot be changed without the approval of the holders of a majority of its outstanding shares or, if it is less, 67% of the shares represented at a meeting of shareholders at which 50% or more of the holders are represented in person or by proxy:

      1. The Fund will not purchase securities on margin, participate in a joint trading account, sell securities short, or act as an underwriter or distributor of securities other than its own capital stock. The Fund will not lend money, except for:

	  (a) the purchase of a portion of an issue of publicly distributed debt securities;

	  (b) the purchase of a portion of investment grade bonds, debentures or other debt securities of types commonly distributed privately to financial institutions in an amount not to exceed 10% of the Fund's total net assets, taken at market.

      2.   The  Fund  will not purchase or sell  real  estate  or
interests in real estate, commodities or commodity futures.   The
Fund  may  invest  in  the securities of real  estate  investment trusts,  but not more than 10% in value of the Fund's  total  net assets will be so invested.

      3. The Fund may make temporary bank borrowings (not in excess of 5% of the lower of cost or market value of the Fund's total assets) for emergency or extraordinary purposes.

     4.  The Fund will not pledge any of its assets.

      5. Securities of other regulated investment companies will not be purchased, except on the open market where no commission or profits result, other than the broker's commission, or as a part of a plan of merger, consolidation or reorganization approved by shareholders of the Fund. No more than 5% of the value of the Fund's total net assets will be invested in the securities of other regulated investment companies.

      6. Investments will not be made for the purpose of exercising control or management of any company. The Fund will not purchase securities of any issuer if, as a result of such purchase, the Fund would hold more than 10% of the voting securities of such issuer.

      7. Not more than 5% of the Fund's total net assets, taken at market value, will be invested in the securities of any one issuer (excluding United States Government securities).

     8. Not more than 25% of the Fund's total net assets will be concentrated in companies of any one industry or group of related industries.

      9. The Fund will not acquire or retain any security issued by a company, if an officer or director of such company is an officer or director of the Fund, or an officer, director, shareholder or other interested person of the Adviser.

       All percentage limitations apply as of the date of investment by the Fund.

      In  addition  to the foregoing restrictions, the  Fund  has adopted other restrictions to comply with the securities laws  of
various   states  set  forth  in  the  Statement  of   Additional
Information.  These restrictions may be changed by the  Board  of
Directors of the Fund without shareholder approval.  However,  so long  as  the securities of the Fund are registered for  sale  in those  states  which require these restrictions, the restrictions will not be changed.


INVESTMENT ADVISER

      Under an investment advisory agreement dated July 17,  1985
(the  "Agreement"),  Nicholas  Company,  Inc.,  700  North  Water
Street,  Milwaukee,  Wisconsin 53202,  furnishes  the  Fund  with continuous  investment  service and is  responsible  for  overall management  of the Fund's business affairs subject to supervision by the Fund's Board of Directors.

      Nicholas Company, Inc. is the investment adviser to five other mutual funds and to approximately twenty-five institutions and individuals with substantial investment portfolios. It was organized in 1967, formed the Fund in 1968, and has been the Fund's only investment adviser since the first public offering date of the Fund's shares on July 14, 1969. The other funds for which Nicholas Company, Inc. acts as investment adviser are Nicholas Income Fund, Inc., Nicholas II, Inc., Nicholas Limited
Edition,  Inc.,  Nicholas Money Market Fund, Inc.,  and  Nicholas
Equity Income Fund, Inc.

      Albert O. Nicholas  was the  portfolio  manager of the Fund from  its  inception  in July, 1969 through November, 1996. Since
November, 1996, Albert O.  Nicholas  and  David  O. Nicholas have
been  co-portfolio  managers  of  the  Fund  and  are   primarily
responsible  for  the  day-to-day   management  of  the    Fund's
portfolio.

Albert  O. Nicholas  is  also  portfolio  manager of, and has had responsibility for the day-to-day management of the portfolios of the Nicholas Income Fund, Inc.  and  the  Nicholas  Equity Income
Fund, Inc. since  the  Nicholas  Company,  Inc.  has  served   as
investment  advisers  for  such funds. David O. Nicholas has been portfolio manager and primarily  responsible  for  the day-to-day
management   of  the portfolios of Nicholas II, Inc. and Nicholas
Limited Edition, Inc. since March, 1993.

      The  annual fee paid to the Adviser is paid monthly and  is based  on  the average net asset value of the Fund, as determined by  valuations  made  at the close of each business  day  of  the
month.   The  annual  fee is seventy-five one hundredths  of  one
percent (.75 of 1%) of the average net asset value of the Fund up to and including $50,000,000 and sixty-five one hundredths of one percent  (.65 of 1%) of the average net asset value in excess  of
$50,000,000.   This fee may be higher than the fee paid  by  most
other  mutual funds.  As of March 31, 1997,  the net asset  value of  the  Fund was $3,989,488,700.  During the fiscal  year  ended
March  31,  1997,   the  Fund paid the Adviser  an  aggregate  of
$25,060,663 in fees.

       Under  the  Investment  Advisory  Agreement,  the  Adviser
provides  the Fund with the non-exclusive right to use  the  name
"Nicholas."   At  its own expense and without reimbursement  from
the  Fund,  the Adviser furnishes office space, office facilities and executive officers.  The Adviser bears all executive expenses and  sales  and  promotional expenses of  the  Fund,  other  than expenses incurred in complying with laws regulating the issue  or sale of securities and fees paid for attendance at Board meetings to  directors  who are not interested persons of the  Adviser  or officers or employees of the Fund.  The Fund will pay all of  its operating  expenses including, but not limited to, the  costs  of preparing and printing its registration statements required under the Securities Act of 1933 and the Investment Company Act of 1940
and any amendments thereto, the expense of registering its shares with  the  Securities and Exchange Commission and in the  various states,  the  printing  and distribution  costs  of  prospectuses mailed to existing shareholders and to persons making unsolicited requests for information, the cost of stock certificates, reports to  shareholders,  interest charges, taxes  and  legal  fees  and
expenses.   Also  included  are salaries  of  administrative  and
clerical  personnel, association membership  dues,  auditing  and accounting  services,  fees  and expenses  of  any  custodian  or trustees  having  custody of Fund assets,  printing  and  mailing expenses, postage and charges and expenses of dividend disbursing agents, registrars and stock transfer agents.

      The  Adviser has undertaken to reimburse the  Fund  to  the extent  that  the aggregate annual operating expenses,  including the  investment  advisory  fee  but  excluding  interest,  taxes, brokerage  commissions, and extraordinary  expenses,  exceed  the lowest,  i.e., most restrictive percentage of the Fund's  average net  assets  established by the laws of the states in  which  the
Fund's   shares  are  registered  for  sale,  as  determined   by
valuations made as of the close of each business day of the year.
Currently the lowest percentage-of-asset limitation of any  state in  which the Fund is registered is 1.5% of the first $30 million
of  average  net assets and 1.0% over that amount.   The  Adviser
shall,  on  a  monthly basis, reimburse the  Fund  by  offsetting against  its monthly fee all expenses in excess of these  amounts as prorated on an annual basis.

      Albert O. Nicholas is President and a Director of both  the
Fund and the Adviser.  Thomas J. Saeger, Executive Vice-President
and  Secretary  of  the  Fund,  is Executive  Vice-President  and
Assistant  Secretary  of  the  Adviser.   David  L.  Johnson   is
Executive Vice-President of the Fund and Executive Vice-President
of  the  Adviser.  He is a brother-in-law of Albert O.  Nicholas.
Lynn S. Nicholas and David O. Nicholas are Senior Vice-Presidents
of  the Fund and Senior  Vice-Presidents  of  the        Adviser.
David O. Nicholas is also a  Director  of  the  Adviser. They are the  daughter  and  son,  respectively, of  Albert  O.  Nicholas.
Candace  L.  Lesak  is  Vice-President of the  Fund,  and  is  an
employee  of  the Adviser.  Christina M. Mouradian  is  Assistant
Treasurer of the Fund and is an employee of the Adviser.  Jeffrey
T.  May is a Senior Vice-President and Treasurer of the Fund  and
Senior  Vice-President and Treasurer of the  Adviser.   Tracy  C.
Eberlein  is  an  Assistant Vice President of  the  Fund  and  an
employee of the Adviser.  David E. Leichtfuss, 100 East Wisconsin
Avenue, Milwaukee, Wisconsin, is a Director and the Secretary  of
the  Adviser.  Mr. Leichtfuss is a partner with the law  firm  of
Michael,     Best    &    Friedrich,    Milwaukee,     Wisconsin.
Daniel J. Nicholas, 2618 Harlem Boulevard, Rockford, Illinois, is
the  only other Director of the Adviser.  Mr. Nicholas, a brother of Albert O. Nicholas, is a private investor.

       Ninety-one   percent  (91%)  of  the  outstanding   voting
securities of the Adviser are owned by Albert O. Nicholas.


MANAGEMENT - DIRECTORS AND EXECUTIVE OFFICERS OF THE FUND

      The  overall  operations of the Fund are conducted  by  the officers of the Fund under the control and direction of its Board
of  Directors.   The  following table sets  forth  the  pertinent
information about the Fund's officers and directors  as  of  June
30, 1997:



   Name, Age              Positions Held        Principal Occupations
   and Address              With Fund           During Past 5 Years
   -----------            --------------        ---------------------

*Albert O. Nicholas, 66      President,         President, and  Director,
700 North Water Street       Director           Nicholas  Company,  Inc.,
Milwaukee, WI  53202         and Portfolio      the  Adviser to the Fund,
			     Manager            since 1967.  He has  been
						Portfolio Manager (or Co-
						Portfolio Manager, in the
						case of the Fund,   since
						November    1996)    for,
						and primarily responsible
						for     the    day-to-day
						management    of,     the
						portfolios of  the  Fund,
						Nicholas  Equity   Income
						Fund,  Inc. and  Nicholas
						Income  Fund, Inc.  since
						the Adviser has served as
						investment  adviser   for
						such   funds.    He   was
						Portfolio   Manager   for
						Nicholas  II,  Inc.   and
						Nicholas Limited Edition,
						Inc.  from  the  date  of
						each      such     fund's
						inception   until   March
						1993.   He is a Chartered
						Financial Analyst.

Melvin L. Schultz, 64        Director           Director  and  Management
3636 North 124th Street                         Consultant,  Professional
Wauwatosa, WI  53222                            Management  of Milwaukee,
						Inc.   He  is a Certified
						Professional     Business
						Consultant  and  provides
						financial    advice    to
						members  of  the  medical
						and dental professions.

Richard Seaman, 71           Director           Management Consultant  on
5270 North Maple Lane                           an    independent   basis
Nashotah, WI  53058                             primarily in the areas of
						mergers, acquisitions and
						strategic planning.


Robert H. Bock, 65           Director           Professor, University  of
102 Commerce                                    Wisconsin    School    of
1155 Observatory Drive                          Business,        Madison,
Madison, WI  53706                              Wisconsin.  From 1973  to
						1984  he was the Dean  of
						the School of Business at
						the     University     of
						Wisconsin.

David L. Johnson, 55         Executive          Executive Vice-President,
700 North Water Street       Vice-President     Nicholas  Company,  Inc.,
Milwaukee, WI  53202                            the  Adviser to the  Fund
						since  1980.   He  is   a
						Chartered       Financial
						Analyst.

Thomas J. Saeger, 53         Executive          Executive  Vice-President
700 North Water Street       Vice-President,    and  Assistant Secretary,
Milwaukee, WI  53202         Secretary          Nicholas  Company,  Inc.,
						the  Adviser to the Fund,
						since  1969.   He  is   a
						Certified          Public
						Accountant.

Lynn S. Nicholas, 41         Senior  Vice-      Senior    Vice-President,
700 North Water Street       President          Nicholas  Company,  Inc.,
Milwaukee, WI  53202                            the  Adviser to the Fund,
						and   employed   by   the
						Adviser since 1983.   She
						is  a Chartered Financial
						Analyst.

David O. Nicholas, 36        Senior  Vice-      Senior     Vice-President
700 North Water Street       President Co-      and Director,    Nicholas
Milwaukee, WI  53202         Portfolio          Company,   Inc.,      the
			     Manager            Adviser to  the Fund, and
						employed      by      the
						Adviser  since 1985.   He
						has  been    Co-Portfolio
						Manager of the Fund since
						1996. He  is  a Chartered
						Financial Analyst.

Jeffrey T. May, 41           Senior Vice        Senior Vice-President and
700 North Water Street       President          Treasurer,       Nicholas
Milwaukee, WI  53202                            Company, Inc., Adviser to
						the Fund, and employed by
						the  Adviser since  1987.
						He  is a Certified Public
						Accountant.

Candace L. Lesak, 39         Vice-President     Employee    of   Nicholas
700 North Water Street                          Company,    Inc.,     the
Milwaukee, WI  53202                            Adviser   to  the   Fund,
						since  1983.   She  is  a
						Certified       Financial
						Planner.

Christina M. Mouradian, 35   Assistant          Employee    of   Nicholas
700 North Water Street       Treasurer          Company,    Inc.,     the
Milwaukee, WI  53202                            Adviser   to  the   Fund,
						since 1985.




Tracy C. Eberlein, 36        Assistant          Employee    of   Nicholas
700 North Water Street       Vice-              Company,    Inc.,     the
Milwaukee, WI 53202          President          Adviser   to  the   Fund,
						since  1985.   She  is  a
						Certified       Financial
						Planner.

All Directors and Executive Officers as a Group (12 persons) beneficially own less than 1% of the outstanding shares of the Fund.

*Mr. Nicholas is the only director of the Fund who is an "interested person" in the Adviser, as that term is defined in the Investment Company Act of 1940, as amended.

     Albert  O.   Nicholas   and  David  O.  Nicholas  serve    as
Co-Portfolio Managers of  the  Fund  and are primarily responsible for the day-to-day management of the Fund's portfolio.

      The  Investment  Advisory Agreement between  the  Fund  and
Nicholas Company, Inc. provides for payment by the Fund of fees for attendance at meetings of the Fund's Board of Directors to directors who are not interested persons of Nicholas Fund, Inc.
The amount of such fees is subject to increase or decrease at any time, but is subject to the overall limitation of the Fund's annual expenses. During the fiscal year ended March 31, 1997, a total of $15,186 was paid in fees to the Fund's non-interested directors, including reimbursed out-of-pocket travel expenses.

PURCHASE OF CAPITAL STOCK

     Applications for the purchase of shares are made to Nicholas
Fund,  Inc., c/o Firstar Trust Company, P.O. Box 2944, Milwaukee,
Wisconsin  53201-2944.  Firstar Trust Company  acts  as  transfer agent  and  custodian for the Fund.  The Fund  has  available  an
Automatic  Investment Plan for shareholders.   Anyone  interested
should contact the Fund for additional information.

      The price per share will be the net asset value next computed after the time the application is received in proper order and accepted by the Fund. The determination of net asset value for a particular day is applicable to all applications for the purchase of shares received at or before the close of regular trading on the New York Stock Exchange (the "Exchange") on that day (usually 4:00 p.m. New York time). Accordingly, purchase orders received on a day the Exchange is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Applications for purchase of shares received after the close of trading on the Exchange will be based on the net asset value as determined as of the close of trading on the next day the Exchange is open.

      The Fund does not consider the U.S. Postal Service or other
independent  delivery  services to  be  its  agents.   Therefore,
deposit  in the mail or with such services, or receipt at Firstar
Trust Company's Post Office Box of purchase applications does not constitute receipt by Firstar Trust Company or the Fund.  DO  NOT mail letters by overnight courier to the Post Office Box address.
CORRESPONDENCE MAILED BY OVERNIGHT COURIER SHOULD BE SENT TO  THE
FIRSTAR  TRUST  COMPANY, THIRD FLOOR, 615 EAST  MICHIGAN  STREET,
MILWAUKEE, WISCONSIN 53202.

      All  purchase  applications are subject  to  acceptance  or rejection by authorized officers of the Fund and are not  binding until  accepted.  Applications must be accompanied by payment  in
U.S. Funds.  Payment should be made by check or money order drawn on  a  U.S.  bank, savings & loan or credit union.  The custodian will charge a $20 fee against a shareholder's account in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds.  It is the policy of the
Fund not to accept applications under circumstances or in amounts considered disadvantageous to shareholders.  For example,  if  an individual previously tried to purchase shares with a bad  check, or the proper social security number or tax identification number is  omitted,  the  Fund reserves the right not to  accept  future
applications  from  such  individual.   Any  accounts  (including
custodial  accounts)  opened without  a  proper  social  security number  or  tax  identification  number  may  be  liquidated  and distributed  to the owner(s) of record on the first business  day following  the  60th  day  of  investment,  net  of  the  back-up withholding tax amount.

      The  Board of Directors has established $500 as the minimum
initial  purchase.   The minimum for any subsequent  purchase  is
$100, except in the case of dividend reinvestment.  The Automatic
Investment Plan has a minimum monthly investment of $50.  Due  to the fixed expenses incurred by the Fund in maintaining individual accounts,  the  Fund reserves the right to redeem  accounts  that
fall   below  the  $500  minimum  required  investment   due   to
shareholder redemption (but not solely to a decrease in net asset value  of  the Fund).  In order to exercise this right, the  Fund will  give  advance written notice of at least  30  days  to  the accounts below such minimums.

      Purchase of shares will be made in full and fractional shares computed to three decimal places. To purchase additional shares of the Fund by federal wire transfer, please send to:

		Firstar Bank Milwaukee, N.A.
		     ABA #0750-00022
	     Trust Funds, Account #112-952-137
		 777 East Wisconsin Avenue
		 Milwaukee, Wisconsin 53202
	    for further credit to Nicholas Fund, Inc.
       [your  account number and the title  of  the  account]

Please call Firstar Trust Company (414-276-0535 or 800-544-6547) with the appropriate account information prior to sending the wire.

      Shares of the Fund may be purchased or sold through certain broker-dealers, financial institutions or other service providers
("Processing  Intermediaries").  When  shares  of  the  Fund  are purchased this way, the Processing Intermediary, rather than  its customer,  may  be  the  shareholder of  record  of  the  shares.
Processing   Intermediaries  may  use   procedures   and   impose
restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly.

      An  investor  intending to invest in  the  Fund  through  a
Processing   Intermediary  should  read  the  program   materials
provided by the Processing Intermediary in conjunction with  this
Prospectus.  Processing Intermediaries may charge fees  or  other charges  for  the  services  they  provide  to  their  customers.
Investors who do not wish to receive the services of a Processing
Intermediary,  or  pay  the fees that may  be  charged  for  such services, may want to consider investing directly with the  Fund.
Direct purchase or sale of shares of the Fund may be made without a sales or redemption charge.

      Certificates representing Fund shares purchased will not be issued  unless the shareholder specifically requests certificates by signed written request to the Fund.  If a shareholder requests certificates  at  any  time  other  than  in  connection  with  a
purchase,   the  request  must  be  accompanied  by  a  signature
guarantee.    Certificates  are  normally  mailed  to  requesting
shareholders approximately two weeks after receipt of the request
by  the  Fund.   In no instance will certificates be  issued  for
fractional  shares.   When certificates are  not  requested,  the
Fund's   transfer   agent,  Firstar  Trust  Company,   Milwaukee,
Wisconsin, will credit the shareholder's account with the  number of  shares purchased.  Written confirmations are issued  for  all purchases and redemptions of Fund shares.


		  REDEMPTION OF CAPITAL STOCK

     A shareholder may require the Fund at any time during normal
business hours to redeem his/her shares in whole or in part.   If
in   writing,  redemption  requests  must  be  signed   by   each
shareholder,  in  the  exact  manner  as  the  Fund  account   is
registered,  and  must state the amount of the  redemption.   The
shareholder  account  number  and tax  identification  number  or social security number should be included with the request.  When
shares   are   represented  by  certificate(s),   redemption   is
accomplished  by  delivering  to  the  Fund,  c/o  Firstar  Trust
Company,  P.O.  Box  2944, Milwaukee, Wisconsin  53201-2944,  the
certificate(s)  for  the  full  shares  to  be   redeemed.    The
certificate(s)  must  be  properly  endorsed  or  accompanied  by
instrument   of   transfer,  in  either  case,  with   signatures
guaranteed  by  a  bank, savings and loan association,  or  by  a member  firm of a national securities exchange.  A notary  public is not an acceptable guarantor.

      If  certificates  have not been issued, redemption  can  be accomplished by delivering an original signed written request for redemption  addressed to Nicholas Fund, Inc., c/o  Firstar  Trust
Company.   Facsimile transmission of redemption requests  is  not
acceptable.   The written request must be signed exactly  as  the
account  is  registered, i.e., individual,  joint  tenants,  sole proprietorship, custodial (Uniform Transfers to Minors  Act),  or general partners.  Both owners must sign if the account is  owned jointly.

      The  Fund  may require additional supporting documents  for
written    redemptions    made   by   corporations,    executors,
administrators,  trustees  and  guardians.   If  the  account  is
registered  in  the  name of a corporation  or  association,  the written  request  must  be accompanied by a corporate  resolution signed  by  the authorized person(s).  A redemption  request  for accounts  registered  in  the name  of  a  legal  trust  must  be accompanied  by the trust agreement and signed by the trustee(s).
If  the  trustee's(s') name is not registered on the  account,  a copy  of the trust document certified within the last 60 days  is required.

      If there is doubt as to what documents or instructions are necessary in order to redeem shares, please write or call Firstar
Trust Company (telephone no. 414-276-0535 or 800-544-6547) prior to submitting a written redemption request. A redemption request will not become effective until all documents have been received in proper form by Firstar Trust Company.

      Shareholders  who  have  an individual  retirement  account
("IRA")  or other retirement plan must indicate on their  written redemption  requests  whether or not to withhold  federal  income
tax.   Unless a redemption request specifies not to have  federal
income   tax   withheld,  the  redemption  will  be  subject   to
withholding.   Please  consult your current Disclosure  Statement
for any applicable fees.

      The  redemption price per share will be the net asset value next  computed after the time of receipt by Firstar Trust Company of  the  certificate(s) or written request set  forth  above,  or
pursuant  to  proper  telephone instructions  (see  below).   The
determination  of  the net asset value for a  particular  day  is applicable to all requests for the redemption of shares  received at or before the close of regular trading on the Exchange on that
day.   Accordingly, shares tendered for redemption on a  day  the
Exchange  is open for trading, prior to the close of  trading  on that  day, will be valued as of the close of trading on that day.
Requests  for  redemption of shares received after the  close  of trading  on  the  Exchange will be based on the net  asset  value determined  as  of  the close of trading  on  the  next  day  the
Exchange is open.

     The Fund does not consider the U. S. Postal Service or other
independent  delivery  services to  be  its  agents.   Therefore,
deposit  in the mail or with such services, or receipt at Firstar
Trust  Company's Post Office Box of redemption requests does  not constitute receipt by Firstar Trust Company or the Fund.  DO  NOT mail letters by overnight courier to the Post Office Box address.
CORRESPONDENCE MAILED BY OVERNIGHT COURIER SHOULD BE SENT TO  THE
FIRSTAR  TRUST  COMPANY, THIRD FLOOR, 615 EAST  MICHIGAN  STREET,
MILWAUKEE, WISCONSIN 53202.

      All redemptions will be processed immediately upon request.
Redemption proceeds will be made payable to the account  owner(s)
and  mailed  to  the  address of record.  The  Fund  will  return redemption requests that contain restrictions as to the  time  or date  redemptions are to be effected.  Redemption proceeds  which are  to be wired will normally be wired on the next business  day after  a net asset value is determined.  There is a $12.00 charge to  wire the redemption proceeds.  The Fund reserves the right to
hold   payment  up  to  twelve  days  or  until  satisfied   that
investments  made  by  check have been  collected.   Payment  for
shares  redeemed will be made within seven days after redemption.
Shares cease earning dividends on the date of redemption.

      Telephone  redemption  is  automatically  extended  to  all accounts  in  the  Fund  unless this  privilege  is  declined  in
writing.   This option does not apply to IRA accounts and  master
retirement  plans  for  which  Firstar  Trust  Company  acts   as
custodian.   Telephone redemptions can only be  made  by  calling
Firstar Trust Company at (414) 276-0535 or (800) 544-6547.  In an
effort  to prevent unauthorized or fraudulent redemption requests by  telephone, the Fund and its transfer agent employ  reasonable
procedures  to  confirm that such instructions are  genuine.   In
addition  to account registration information, shareholders  will be  required  to  provide the account number and social  security
number.   Telephone calls will be recorded.  Telephone redemption
requests  must be received prior to the closing of the  New  York
Stock Exchange (usually 4:00 p.m., New York time) to receive that day's net asset value.  There will be no exceptions due to market
activity.   The  maximum  telephone  redemption  is  $25,000  per
account/per  business day.  The maximum telephone redemption  for
related  accounts  is  $100,000 per business  day.   The  minimum
telephone  redemption is $1,000 except when redeeming an  account in full.

     The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Procedures for redeeming
Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Neither the Fund nor Firstar Trust Company will be liable for following instructions communicated by telephone that it reasonably believes to be genuine.

      The shareholder may instruct Firstar Trust Company to mail the proceeds to the address of record or to directly mail the proceeds to a pre-authorized bank account. The proceeds may also be wired to a pre-authorized account at a commercial bank in the United States. Firstar Trust Company charges a wire redemption fee of $102.00. Please contact the Fund for the appropriate form if you are interested in setting your account up with wiring instructions.


SIGNATURE GUARANTEES

      A  signature guarantee of each owner is required to  redeem shares  in  the  following situations, for all size transactions:
(i)  if a shareholder changes the ownership on his account;  (ii)
upon redemption of shares when certificates have been issued  for an  account;  (iii)  when  a  shareholder  wants  the  redemption proceeds  sent to a different address than is registered  on  the account; (iv) for both certificated and uncertificated shares, if the  proceeds  are to be made payable to someone other  than  the account  owner(s);  (v)  any redemption proceeds  transmitted  by federal wire transfer to a shareholder's bank not previously  set up  with  the  Fund; and (vi) if a change of address request  has been  received  by the Fund or Firstar Trust Company  within  the
last  15  days.   Signature guarantees will be required  for  all
redemptions of $100,000 or more from any shareholder  account  in the Nicholas Family of Funds.  A redemption will not be processed
until  the  signature guarantee is received in  proper  form.   A
notary public is not an acceptable guarantor.


EXCHANGE PRIVILEGE TO OTHER NICHOLAS COMPANY FUNDS

     If a shareholder chooses to exercise the exchange privilege, the  shares will be exchanged at their next determined net  asset
value.   When  an exchange into the Nicholas Money  Market  Fund,
Inc.  would involve investment of the exchanged amount on  a  day when  the  New  York Stock Exchange is open for trading  but  the
Federal  Reserve  Banks are closed, shares of the  Fund  will  be redeemed  on the day upon which the exchange request is received;
however, issuance of Nicholas Money Market Fund, Inc. shares  may be  delayed  an  additional day in order to  avoid  the  dilutive effect  on  return (i.e., reduction in net investment income  per share) which would result from issuance of such shares on  a  day when  the exchanged amount cannot be invested.  In such  a  case, the  exchanged  amount would not be invested  for  this  one  day period.

     Shareholders interested in exercising the exchange privilege must obtain the appropriate prospectus from Nicholas Company, Inc. An exchange constitutes a sale for federal tax purposes and a capital gain or loss will be realized upon the exchange depending upon whether the net asset value at the time is more or less than the shareholder's cost. An exchange between the funds involving master self-employed (Keogh) plan and IRA accounts generally will not constitute a taxable transaction for federal tax purposes.

      The  exchange privilege may be terminated or modified  only upon 60 days' advance notice to shareholders; however, procedures for  exchanging  Fund  shares by telephone  may  be  modified  or terminated  at  any  time by the Fund or Firstar  Trust  Company.
Shareholders   are  reminded,  however,  that  Nicholas   Limited
Edition,  Inc.  is restricted in size to 10 million  shares,  and that  the exchange privilege into that fund may be terminated  or modified at a time when the maximum is reached.

      Shares  of  the Fund may be exchanged for shares  of  other investment companies for which Nicholas Company, Inc.  serves  as the  investment  adviser.  Nicholas Company,  Inc.  is  also  the investment  adviser to Nicholas II, Inc., Nicholas  Income  Fund,
Inc., Nicholas Limited Edition, Inc., Nicholas Money Market Fund,
Inc.,  and Nicholas Equity Income Fund, Inc.  Nicholas  II,  Inc.
and Nicholas Limited Edition, Inc. both have an objective of long-
term  growth  in  which  income  is  a  secondary  consideration.
Nicholas Income Fund, Inc.'s investment objective is to seek high current  income consistent with the preservation and conservation
of  capital  value.   Nicholas Money Market  Fund,  Inc.  has  an
investment  objective of achieving as high  a  level  of  current income  as  is  consistent with preserving capital and  providing liquidity.  Nicholas Equity Income Fund, Inc. has an objective of production  of  reasonable  income, in which  moderate  long-term growth  is a secondary consideration.  Exchange of shares can  be accomplished in the following ways:

      EXCHANGE  BY MAIL.  An exchange of shares of the  Fund  for shares  of  other available Nicholas mutual funds  will  be  made
without   cost   to   the  investor  through   written   request.
Shareholders  interested  in  exercising  the  exchange  by  mail privilege  may  obtain the appropriate prospectus  from  Nicholas
Company, Inc.

      Signatures required are the same as previously explained under "Redemption of Capital Stock."

       EXCHANGE  BY  TELEPHONE.   Shareholders  may  exchange  by
telephone  among all funds for which the Nicholas  Company,  Inc.
serves as investment adviser.

      Only  exchanges  of  $1,000 or more  will  be  executed  by
telephone.   Firstar Trust Company charges a $5.00 fee  for  each
telephone exchange.

      In an effort to avoid the risks often associated with large market timers, the maximum telephone exchange per account per day is set at $100,000 with a maximum of $1,000,000 per day per related accounts. Four telephone exchanges during any twelve month period will be allowed per account. An exchange consists of a move from one fund to another fund.

      The Fund reserves the right to refuse a telephone exchange if it is believed advisable to do so. Procedures for exchanging
Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Neither the Fund nor Firstar Trust Company will be responsible for the authenticity of exchange instructions received by telephone.

      Telephone  exchanges can only be made  by  calling  Firstar
Trust  Company at (414) 276-0535 or (800) 544-6547.  You will  be required to provide pertinent information regarding your  account
(social  security  number and account  number).   Calls  will  be
recorded.


TRANSFER OF CAPITAL STOCK

      Shares of the Fund may be transferred in instances, such as the death of a shareholder, change of account registration, change of account ownership and in cases where shares of the Fund are transferred as a gift. Documents and instructions necessary to transfer capital stock can be obtained by writing or calling
Firstar  Trust Company (414-276-0535 or 800-544-6547) or Nicholas
Company (414-272-6133 or 800-227-5987) prior to submitting any transfer requests.


DETERMINATION OF NET ASSET VALUE

     The net asset value of a share is determined by dividing the total value of the net assets of the Fund by the total number  of shares  outstanding at that time.  Net assets  of  the  Fund  are determined  by deducting the liabilities of the Fund  from  total
assets.   The  net asset value is determined as of the  close  of
regular  trading on the New York Stock Exchange on each day  that the Exchange is open for regular unrestricted trading.

      Securities  traded on a stock exchange will  ordinarily  be valued  on  the  basis  of the last sale price  on  the  date  of valuation, or in the absence of any sale on that day, the closing
bid  price.   Other securities will be valued at the current  bid
price.   Any securities for which there are no readily  available
market quotations will be valued at fair value, as determined  in good faith by the Board of Directors.  Odd lot differentials  and brokerage  commissions  will be excluded in  calculating  values.
All  assets other than securities will be valued at their current fair value as determined in good faith by the Board of Directors.


DIVIDENDS AND FEDERAL TAX STATUS

      The  Fund intends to qualify, as it did for the last fiscal year,  annually  as  a "regulated investment company"  under  the
Internal  Revenue  Code  and intends to  take  all  other  action required  to  insure that little or no federal income  or  excise taxes  will  be  payable  by the Fund.  As  a  result,  the  Fund
generally   will   seek   to  distribute  to   its   shareholders
substantially all of its net investment income and  net  realized capital  gain  (after utilization of any available  capital  loss carryovers)  in  one or more distributions with respect  to  each fiscal year.

      Distributions  by  the Fund, whether received  in  cash  or invested in additional shares of the Fund, will be taxable to the
Fund's  shareholders,  except those  shareholders  that  are  not
subject  to  tax  on  their  income.   Long-term  capital   gains
distributed by the Fund will retain the character that it had  at
the   Fund  level.   Income  distributed  from  the  Fund's   net
investment income and net realized short-term capital  gains  are taxable to shareholders as ordinary income.

      Distributions will tentatively be made in May and December of each year. Shareholders will be advised of the source(s) and tax treatment of any distribution.

      Since  at the time of purchase of shares the Fund may  have undistributed income or capital gains included in the computation of  the  net  asset value per share, a dividend or  capital  gain
distribution   received  shortly  after  such   purchase   by   a
shareholder may be taxable to the shareholder although it is,  in whole or in part, a return of capital and may have the effect  of reducing the net asset value per share.

     Under federal law, some shareholders may be subject to a 31%
"backup  withholding"  on  reportable  dividends,  capital   gain
distributions  (if  any)  and  redemption  payments.   Generally,
shareholders subject to backup withholding will be those (i)  for whom  a  taxpayer identification number is not on file  with  the
Fund or who, in the Fund's knowledge, have furnished an incorrect number;  or  (ii)  who  have failed to declare  or  underreported certain  income  on their federal returns.  When establishing  an account, an investor must certify under penalties of perjury that the  taxpayer  identification number  supplied  to  the  Fund  is correct and that he is not subject to back-up withholding.

     The foregoing tax discussion relates to federal income taxes only and is not intended to be a complete discussion of all federal tax consequences. Shareholders should consult with a tax adviser concerning the application of federal, state and local taxes to an investment in the Fund.


DIVIDEND REINVESTMENT PLAN

     Unless a shareholder elects to accept cash, all dividend and capital gain distributions are automatically reinvested in shares through  the Dividend Reinvestment Plan.  An election  to  accept cash  may  be  made  on  the application to purchase  shares,  by
telephone,   or   by   separate   written   notification.     All
reinvestments are at the net asset value per share in  effect  on
the   dividend  distribution  date  and  are  credited   to   the
shareholder's account.  Shareholders will receive a  confirmation showing  the  number of shares purchased and the price  following each reinvestment.

      Shareholders may withdraw from or thereafter elect to participate in the Dividend Reinvestment Plan at any time by giving notice in writing or by telephone to the Transfer Agent.
An election must be received by Firstar Trust Company prior to the dividend record date of any particular distribution for the election to be effective for that distribution. If an election to withdraw from or participate in the Dividend Reinvestment Plan is received between a dividend record date and payment date, it shall become effective on the day following the payment date.
The Fund may modify or terminate the Dividend Reinvestment Plan at any time on 30 days' written notice to participants.


SYSTEMATIC WITHDRAWAL PLAN

      Shareholders who have purchased or currently own $10,000 or more  of  Fund  shares at the current market  value  may  open  a
Systematic   Withdrawal  Plan  and  receive  monthly,  quarterly,
semiannual  or annual checks for any designated amount.   Firstar
Trust Company reinvests all income and capital gain dividends  in shares  of  the Fund.  Shareholders may add shares  to,  withdraw shares from, or terminate the plan, at any time.  Each withdrawal may  be  a taxable event to the shareholder.  Liquidation of  the shares in excess of distributions may deplete or possibly use  up the  initial  investment, particularly in the event of  a  market decline,  and withdrawals cannot be considered a yield or  income on the investment.  In addition to termination of the plan by the
Fund or shareholders, the plan may be terminated by Firstar Trust
Company  upon written notice mailed to the shareholders.   Please
contact Nicholas Company, Inc. for copies of the plan documents.


INDIVIDUAL RETIREMENT ACCOUNT

      Individuals who qualify may be able to establish their  own
tax  sheltered individual retirement account ("IRA").   The  Fund
offers  a  prototype  IRA Plan for adoption  by  individuals  who qualify  for spousal, deductible or non-deductible IRA  accounts.
As  long  as  the  IRA  contributions  meet  the  Fund's  minimum
investment  requirement  of  $500,  the  Fund  will  accept   any
allocation  of such contribution between spousal, deductible  and non-deductible  accounts.  The acceptability of this  calculation is  the sole responsibility of the shareholder.  For this reason, it  is advisable for taxpayers to consult with their personal tax
adviser   to   determine   the   deductibility   of   their   IRA
contributions.

      A  description  of  applicable  service  fees  as  well  as
application forms are available upon request from the Fund.   The
IRA  documents  also  contain a disclosure  statement  which  the
Internal  Revenue Service requires to be furnished to individuals who  are considering adopting an IRA.  As changes occur from time to  time  in existing IRA regulations, it is important  that  you obtain  up-to-date  information from the Fund before  opening  an
IRA.

      Because a retirement program involves commitments covering future years, it is important that the investment objectives of the Fund are consistent with your own retirement objectives.
Premature withdrawals from an IRA may result in adverse tax consequences. Consultation with a tax adviser regarding the tax consequences is recommended.


SELF-EMPLOYED MASTER RETIREMENT PLAN

      The Fund has available a master retirement plan (formerly called a Keogh Plan) for self-employed individuals. Any person seeking additional information or wishing to participate in the Plan may contact the Fund. Consultation with a tax adviser regarding the tax consequences of the Plan is recommended.


DESCRIPTION OF CAPITAL STOCK

      The Fund has an authorized capital of 200,000,000 shares of common stock, $0.50 par value.  All shares are of the same  class with equal rights and privileges.  Each share is entitled to  one vote  and  to  participate equally in dividends and distributions declared  by  the  Fund, and on liquidation, in  its  net  assets
remaining   after   satisfaction  of   outstanding   liabilities.
Fractional  shares have the same rights, proportionately,  as  do full  shares.  Fund shares are fully paid and nonassessable  when issued and have no preemptive, conversion or exchange rights.

       Fund   shares  do  not  have  cumulative  voting   rights.
Therefore, the holders of more than half of the shares voting for the  election of directors are able to elect all of the directors and, in such event, the holders of the remaining shares so voting will not be able to elect any directors.


ANNUAL MEETING

      The  State  of  Maryland business corporation  law  permits registered  investment companies, such as the  Fund,  to  operate
without   an  annual  meeting  of  shareholders  under  specified
circumstances  if  an  annual meeting  is  not  required  by  the
Investment Company Act of 1940, as amended.  The Fund has adopted the  appropriate  provisions in its By-Laws  and  will  not  hold annual  meetings  of shareholders, including  for  the  following purposes,  unless otherwise required to do so:  (1)  election  of directors; (2) approval of any investment advisory agreement; (3)
ratification  of the selection of independent auditors;  and  (4)
approval of any distribution agreement.

      In  the  event  the  Fund is not required  to  hold  annual meetings  of  shareholders  to  elect  Directors,  the  Board  of
Directors   of  the  Fund  will  promptly  call  a   meeting   of
shareholders  of  the Fund for the purpose  of  voting  upon  the question of removal of any Director when requested in writing  to do  so  by  the  record  holders of not  less  than  10%  of  the outstanding  shares of Common Stock of the Fund.  The affirmative vote  of two-thirds of the outstanding shares, cast in person  or by  proxy  at  a meeting called for such purpose, is required  to remove a Director of the Fund.  The Fund will assist shareholders in communicating with each other for this purpose pursuant to the requirements  of Section 16(c) of the Investment Company  Act  of
1940, as amended.


SHAREHOLDER REPORTS

      Shareholders will be provided at least semiannually with  a report  or a current prospectus showing the Fund's portfolio  and
other   information,  including  an  annual  report  or   current
prospectus containing financial statements audited by the  Fund's independent  public  accountants, Arthur Andersen  LLP,  for  the fiscal  year ending March 31 of each year.  Inquiries  concerning the Fund may be made by calling (414) 272-6133 or (800) 227-5987, or  by  writing  to Nicholas Fund, Inc., 700 North Water  Street,
Suite  1010,  Milwaukee, Wisconsin 53202,  Attention:   Corporate
Secretary.


CUSTODIAN AND TRANSFER AGENT

      The  Firstar  Trust  Company,  615  East  Michigan  Avenue,
Milwaukee, Wisconsin 53202, acts as Custodian and Transfer Agent.


COUNSEL AND AUDITORS

     Davis & Kuelthau, S.C., 111 East Kilbourn Avenue, Milwaukee,
Wisconsin 53202-6613, has passed upon the legality of the  shares
of  Common Stock of the Fund offered by this Prospectus.   Arthur
Andersen  LLP,  100  East Wisconsin Avenue, Milwaukee,  Wisconsin
53202, has been selected as the independent auditors for the Fund for the fiscal year ending March 31, 1998.



		      Nicholas Fund, Inc.








			   Form N-1A








	  PART B:  STATEMENT OF ADDITIONAL INFORMATION



		      NICHOLAS FUND, INC.




	      STATEMENT OF ADDITIONAL INFORMATION




	       700 North Water Street, Suite 1010
		   Milwaukee, Wisconsin 53202
			 (414) 272-6133







      This  Statement of Additional Information, which is  not  a
Prospectus,  supplements and should be read in  conjunction  with the current Prospectus of Nicholas Fund, Inc. (the "Fund"), dated
July  31,  1997,   as it may be revised from time  to  time.   To
obtain a copy of the Fund's Prospectus, please write or call  the
Fund at the address and telephone number set forth above.




	  NO LOAD FUND - NO SALES OR REDEMPTION CHARGE




		       Investment Adviser
		     NICHOLAS COMPANY, INC.





			 July 30, 1997


		       TABLE OF CONTENTS

							     Page

Introduction.............................................       1
Investment Objectives and Policies.......................       1
Investment Restrictions..................................       2
Investment Adviser.......................................       3
Management-Directors and Executive Officers of the Fund..       5
Purchase of Capital Stock................................       7
Redemption of Capital Stock..............................       9
Signature Guarantees.....................................      10
Exchange Privilege to Other Nicholas Company Funds.......      11
Transfer of Capital Stock................................      12
Determination of Net Asset Value.........................      12
Income, Dividends and Federal Tax Status.................      12
Dividend Reinvestment Plan...............................      13
Systematic Withdrawal Plan...............................      14
Individual Retirement Account............................      14
Self-Employed Master Retirement Plan.....................      15
Brokerage................................................      15
Principal Shareholders...................................      16
Performance Data.........................................      16
Description of Capital Stock.............................      17
Stock Certificates.......................................      17
Annual Meeting...........................................      18
Communications Between Shareholders......................      18
Shareholder Reports......................................      18
Custodian and Transfer Agent.............................      18
Counsel and Auditor......................................      19
Financial Information....................................      19



		      NICHOLAS FUND, INC.


			  INTRODUCTION

      Nicholas Fund, Inc. (the "Fund") was incorporated under the laws  of  Maryland on July 10, 1968.  The Fund  is  an  open-end, diversified  management investment company registered  under  the
Investment  Company  Act  of 1940,  as  amended.   This  type  of
investment  company  is commonly called a  mutual  fund.   As  an
open-end   investment   company,  it  obtains   its   assets   by
continuously selling shares of its common stock, $.50 par  value, to the public.  Proceeds from such sales are invested by the Fund in  securities of other companies.  In this manner, the resources of  many investors are combined and each individual investor  has an  interest  in every one of the securities owned by  the  Fund.
The  Fund  provides each individual investor with diversification by  investing in the securities of many different companies in  a variety  of  industries and furnishes experienced  management  to select and watch over its investments.  As an open-end investment company,  the Fund will redeem any of its outstanding  shares  on demand  of  the  owner at their net asset value  next  determined
following  receipt  of  the redemption request.   The  investment
adviser to the Fund is Nicholas Company, Inc. (the "Adviser").


	       INVESTMENT OBJECTIVES AND POLICIES

      The Fund has adopted a primary investment objective and certain other policies which are not fundamental and may be changed by the Board of Directors without shareholder approval.
Any such change will be made only upon advance notice to shareholders.

      The primary investment objective of the Fund is capital appreciation, and securities are selected for its portfolio on that basis. Current income will be only a secondary factor in considering the selection of investments. There are market risks inherent in any investment and there can be no assurance that the objective of the Fund will be realized, nor can there be any assurance against possible loss in the value of the Fund's portfolio.

      It  is the policy of the Fund to invest in securities which the  Adviser believes offer possibilities for increase in  value.
These  will  generally be common stocks of  companies  which  the
Adviser  considers to have favorable long-term prospects.   Since
the  major  portion  of the Fund's portfolio consists  of  common stocks, its net asset value may be subject to greater fluctuation than  a portfolio containing a substantial amount of fixed-income securities.

     Securities of small and medium sized companies, which may be unseasoned,  where the risks are considerably greater  than  with securities  of more established companies, may also  be  acquired from  time  to  time by the Fund when the Adviser  believes  such
investments   offer   possibilities  of   capital   appreciation.
However,  the  Fund  is limited in the percentage  of  total  net assets  which  may  be invested in the securities  of  unseasoned companies;  that is, companies which have a record of  less  than three years' continuous operation.

      Debt securities and preferred stock that are convertible into or carry rights to acquire common stock and other debt securities, such as those selling at substantial discounts, may be acquired from time to time when the Adviser thinks such investments offer the possibility of appreciation in value.

      It  is  anticipated that the major portion of the portfolio will  at all times be invested in common stocks.  However,  there is no minimum or maximum percentage of the Fund's assets which is required to be invested in any type of security.  Cash and United
States Government securities will be retained by the Fund  in  an amount sufficient to provide moderate liquid reserves.  The  Fund
reserves  the  freedom  to  temporarily  invest  its  assets   in
investment  grade fixed income securities as a defensive  measure
when  conditions are deemed to warrant such action.   "Investment
grade  fixed-income securities" refers to fixed-income securities
ranked   in  the  top  four  categories  of  Standard  &   Poor's
Corporation or Moody's Investors Services, Inc. rating services.

      Securities are not purchased with a view to rapid  turnover or to obtain short-term trading profits, which the Fund refers to
as  profits  on  assets held less than twelve months.   The  term
"portfolio turnover rate" refers to the percentage determined  by dividing the lesser of purchases or sales of portfolio securities during  the  year  by the average of the value of  the  portfolio
securities  owned  by  the  Fund  during  the  year.   "Portfolio
turnover  rate" excludes investments in all securities with  less than one year to maturity at the time of purchase.


		    INVESTMENT RESTRICTIONS

      The Fund has adopted the following restrictions, which are matters of fundamental policy and cannot be changed without the approval of the holders of a majority of its outstanding shares or, if it is less, 67% of the shares represented at a meeting of shareholders at which 50% or more of the holders are represented in person or by proxy:

      1. The Fund will not purchase securities on margin, participate in a joint trading account, sell securities short, or act as an underwriter or distributor of securities other than its own capital stock. The Fund will not lend money, except for:

	   (a) the purchase of a portion of an issue of publicly distributed debt securities;

	   (b)  the purchase of debt securities issued by the  U.
     S.  Treasury or by other federal agencies, instrumentalities
     or   corporations  with  a  simultaneous  resale   of   such
     securities  to the seller for later delivery (on  an  agreed upon later date or indefinitely), in an amount not to exceed
     20%  of the total net assets, taken at market, of the  Fund;
     provided,  however, that repurchase agreements  maturing  in more  than seven (7) days will not constitute more than  10%
     of the total net assets, taken at market; and

	   (c)  the purchase of a portion of bonds, debentures or
     other   debt   securities  of  types  commonly   distributed
     privately  to  financial institutions in an  amount  not  to exceed 10% of the Fund's total net assets, taken at market.

      2.    The  Fund  will not purchase or sell real  estate  or
interests in real estate, commodities or commodity futures.   The
Fund  may  invest  in  the securities of real  estate  investment trusts,  but not more than 10% in value of the Fund's  total  net assets will be so invested.

      3. The Fund may make temporary bank borrowings (not in excess of 5% of the lower of cost or market value of the Fund's total assets) for emergency or extraordinary purposes.

     4.   The Fund will not pledge any of its assets.

     5. Securities of other regulated investment companies will not be purchased, except on the open market where no commission or profits result, other than the broker's commission, or as a part of a plan of merger, consolidation or reorganization approved by shareholders of the Fund. No more than 5% of the value of the Fund's total net assets will be invested in the securities of other regulated investment companies.

      6. Investments will not be made for the purpose of exercising control or management of any company. The Fund will not purchase securities of any issuer if, as a result of such purchase, the Fund would hold more than 10% of the voting securities of such issuer.

      7. Not more than 5% of the Fund's total net assets, taken at market value, will be invested in the securities of any one issuer (excluding United States Government securities).

      8. Not more than 25% of the Fund's total assets will be concentrated in companies of any one industry or group of related industries.

     9. The Fund will not acquire or retain any security issued by a company, if an officer or director of such company is an officer or director of the Fund, or an officer or director or shareholder or other interested person of the Adviser.

      In addition to the foregoing restrictions, the Fund has adopted the following restrictions which may be changed by the Board of Directors of the Fund without shareholder approval.
However, so long as the securities of the Fund are registered for sale in those states which require these restrictions, the restrictions will not be changed. Any such change would be made only upon advance notice to shareholders.

     1. The Fund will not acquire or retain any security issued by a company if one or more directors or shareholders or other affiliated persons of its investment adviser beneficially own more than one-half of one percent (0.5%) of such company's stock or other securities, and all of the foregoing persons owning more than one-half of one percent (0.5%) together own more than 5% of such stock or security.

      2.   The Fund will not invest more than 5% of its total net
assets in equity securities which are not readily marketable  and in  securities of unseasoned companies (companies  which  have  a record  of less than three years' continuous operation, including the operation of any predecessor business of a company which came
into   existence   as  a  result  of  a  merger,   consolidation,
reorganization or purchase of substantially all of the assets  of such predecessor business).

	  3. The Fund will not invest in interests in oil, gas or other mineral exploration programs.

      4. The Fund will not invest in puts, calls, straddles, spreads or any combination thereof.

	  5. The Fund will not invest more than 1% of its total net assets in restricted securities.

     6.   The Fund will not purchase securities of any issuer if,
as  a result of such purchase, the Fund would hold more than  10%
of all classes of the securities of such issuer.

      7.    The Fund will not invest in warrants, valued  at  the
lower  of cost or market, which exceed 5.0% of the value  of  the
Fund's  net  assets.   Included within that amount,  but  not  to
exceed  2.0%  of  the  value of the Fund's  net  assets,  may  be warrants  which are not listed on the New York or American  Stock
Exchange.  Warrants acquired by the Fund in units or attached  to securities may be deemed to be without value.

     All percentage limitations apply on the date of investment by the Fund.


		       INVESTMENT ADVISER

      Under an investment advisory agreement dated July 17,  1985
(the  "Agreement"),  Nicholas  Company,  Inc.,  700  North  Water
Street,  Milwaukee,  Wisconsin 53202,  furnishes  the  Fund  with continuous  investment  service and is  responsible  for  overall management  of the Fund's business affairs subject to supervision of the Fund's Board of Directors.

      Nicholas  Company, Inc. is the investment adviser  to  five other  mutual funds and to approximately twenty-five institutions and  individuals with substantial investment portfolios.  It  was organized  in  1967, formed the Fund in 1968, and  has  been  the
Fund's  only  investment adviser since the first public  offering date  of the Fund's shares on July 14, 1969.  The other Funds  to which  Nicholas  Company,  Inc. acts as  investment  adviser  are
Nicholas  Income Fund, Inc., Nicholas II, Inc., Nicholas  Limited
Edition,  Inc.,  Nicholas Money Market Fund, Inc.,  and  Nicholas
Equity  Income Fund, Inc.  All of the Funds are also sold without sales  charge.  The investment objective of Nicholas Income Fund,
Inc. is high current income consistent with the preservation  and conservation  of capital values.  Nicholas II, Inc. and  Nicholas
Limited  Edition, Inc. have as an investment objective  long-term
growth  in  which income is a secondary consideration.   Nicholas
Money  Market Fund, Inc. has an investment objective of achieving as  high  a  level  of  current  income  as  is  consistent  with
preserving  capital  and  providing liquidity.   Nicholas  Equity
Income  Fund,  Inc.  has as its investment  objective  reasonable
income   in  which  moderate  long-term  growth  is  a  secondary
consideration.

      The  annual fee paid to the Adviser is paid monthly and  is based  on  the average net asset value of the Fund, as determined by  valuations  made  at the close of each business  day  of  the
month.   The  annual  fee is seventy-five one hundredths  of  one
percent  (0.75 of 1%) of the average net asset value of the  Fund up  to and including $50,000,000 and sixty-five one hundredths of one percent (0.65 of 1%) of the average net asset value in excess of $50,000,000.  As of March 31, 1997, the net asset value of the
Fund was $3,989,488,700.

       Under  the  Investment  Advisory  Agreement,  the  Adviser
provides  the Fund with the non-exclusive right to use  the  name
"Nicholas."   At  its own expense and without reimbursement  from
the  Fund,  the Adviser furnishes office space, office facilities and executive officers.  The Adviser bears all executive expenses and  bears all sales and promotional expenses of the Fund,  other than  expenses  incurred in complying with  laws  regulating  the issue or sale of securities and fees paid for attendance at Board meetings  to  directors  who are not interested  persons  of  the
Adviser or officers or employees of the Fund.  The Fund will  pay all  of its operating expenses including, but not limited to, the costs  of  preparing  and  printing its  registration  statements required  under  the  Securities Act of 1933 and  the  Investment
Company  Act of 1940 and any amendments thereto, the  expense  of
registering   its  shares  with  the  Securities   and   Exchange
Commission   and  in  the  various  states,  the   printing   and
distribution   costs   of   prospectuses   mailed   to   existing
shareholders  and  to  persons making  unsolicited  requests  for
information,   the  cost  of  stock  certificates,   reports   to
shareholders,  interest  charges,  taxes  and  legal   fees   and
expenses.   Also  included  are salaries  of  administrative  and
clerical  personnel, association membership  dues,  auditing  and accounting  services,  fees  and expenses  of  any  custodian  or trustees  having  custody of Fund assets,  printing  and  mailing expenses, postage and charges and expenses of dividend disbursing agents, registrars and stock transfer agents, including the  cost of  keeping  all necessary shareholder records and  accounts  and handling any problems related thereto.

      The  Adviser has undertaken to reimburse the  Fund  to  the extent  that  the aggregate annual operating expenses,  including the  investment advisory fee, but excluding interest, taxes,  and brokerage  commissions,  and extraordinary  expenses  exceed  the lowest,  i.e., most restrictive, percentage of the Fund's average net  assets  established by the laws of the states in  which  the
Fund's   shares  are  registered  for  sale,  as  determined   by
valuations made as of the close of each business day of the year.
Currently the lowest percentage-of-asset limitation of any  state in  which the Fund is registered is 1.5% of the first $30 million
of  average  net assets and 1.0% over that amount.   The  Adviser
shall,  on  a  monthly basis, reimburse the  Fund  by  offsetting against  its monthly fee all expenses in excess of these  amounts as  pro rated on an annual basis.  During the fiscal years  ended
March 31, 1997, March 31, 1996, and March 31, 1995  the Fund paid
the   Adviser  an  aggregate  of  $25,060,663,  $21,433,970   and
$19,010.314, respectively, in fees.  During none of the foregoing fiscal  years  did  the expenses borne by  the  Fund  exceed  the expense  limitation  then  in effect  and  the  Adviser  was  not required to reimburse the Fund for any additional expenses.

      The agreement with the Adviser is not assignable and may be terminated by either party, without penalty, on sixty days' notice. Otherwise, the agreement continues in effect so long as it is approved annually by (i) the Board of Directors or by a vote of a majority of the outstanding shares of the Fund and (ii) in either case, by the affirmative vote of a majority of directors who are not parties to the agreement or "interested persons" of the Adviser or of the Fund, as defined in the Investment Company Act of 1940, as amended, cast in person at a meeting called for the purpose of voting for such approval.

      Albert O. Nicholas is President and a Director of both  the
Fund and the Adviser.  Thomas J. Saeger, Executive Vice-President
and  Secretary  of  the  Fund,  is Executive  Vice-President  and
Assistant  Secretary  of  the  Adviser.   David  L.  Johnson   is
Executive Vice-President of the Fund and Executive Vice-President
of  the  Adviser.  He is a brother-in-law of Albert O.  Nicholas.
Lynn S. Nicholas and David O. Nicholas are Senior Vice-Presidents
of  the Fund and Senior  Vice-Presidents  of  the        Adviser.
David O. Nicholas is also a  Director  of  the  Adviser. They are the  daughter  and  son,  respectively, of  Albert  O.  Nicholas.
Candace  L.  Lesak  is  Vice-President of the  Fund,  and  is  an
employee  of  the Adviser.  Christina M. Mouradian  is  Assistant
Treasurer of the Fund and is an employee of the Adviser.  Jeffrey
T.  May is a Senior Vice-President and Treasurer of the Fund  and
Senior  Vice-President and Treasurer of the  Adviser.   Tracy  C.
Eberlein  is  an  Assistant Vice President of  the  Fund  and  an
employee of the Adviser.  David E. Leichtfuss, 100 East Wisconsin
Avenue, Milwaukee, Wisconsin, is a Director and the Secretary  of
the  Adviser.  Mr. Leichtfuss is a partner with the law  firm  of
Michael,     Best    &    Friedrich,    Milwaukee,     Wisconsin.
Daniel J. Nicholas, 2618 Harlem Boulevard, Rockford, Illinois, is
the  only other Director of the Adviser.  Mr. Nicholas, a brother of Albert O. Nicholas, is a private investor.

       Ninety-one   percent  (91%)  of  the  outstanding   voting
securities of the Adviser are owned by Albert O. Nicholas.


   MANAGEMENT - DIRECTORS AND EXECUTIVE OFFICERS OF THE FUND

      The  overall  operations of the Fund are conducted  by  the officers of the Fund under the control and direction of its Board
of  Directors.   The  following table sets  forth  the  pertinent
information about the Fund's officers and directors  as  of  June
30, 1997:

   Name, Age              Positions Held        Principal Occupations
   and Address              With Fund           During Past 5 Years
   -----------            --------------        ---------------------

*Albert O. Nicholas, 66      President,         President, and  Director,
700 North Water Street       Director           Nicholas  Company,  Inc.,
Milwaukee, WI  53202         and Portfolio      the  Adviser to the Fund,
			     Manager            since 1967.  He has  been
						Portfolio Manager (or Co-
						Portfolio Manager, in the
						case of the Fund,   since
						November    1996)    for,
						and primarily responsible
						for     the    day-to-day
						management    of,     the
						portfolios of  the  Fund,
						Nicholas  Equity   Income
						Fund,  Inc. and  Nicholas
						Income  Fund, Inc.  since
						the Adviser has served as
						investment  adviser   for
						such   funds.    He   was
						Portfolio   Manager   for
						Nicholas  II,  Inc.   and
						Nicholas Limited Edition,
						Inc.  from  the  date  of
						each      such     fund's
						inception   until   March
						1993.   He is a Chartered
						Financial Analyst.

Melvin L. Schultz, 64        Director           Director  and  Management
3636 North 124th Street                         Consultant,  Professional
Wauwatosa, WI  53222                            Management  of Milwaukee,
						Inc.   He  is a Certified
						Professional     Business
						Consultant  and  provides
						financial    advice    to
						members  of  the  medical
						and dental professions.

Richard Seaman, 71           Director           Management Consultant  on
5270 North Maple Lane                           an    independent   basis
Nashotah, WI  53058                             primarily in the areas of
						mergers, acquisitions and
						strategic planning.


Robert H. Bock, 65           Director           Professor, University  of
102 Commerce                                    Wisconsin    School    of
1155 Observatory Drive                          Business,        Madison,
Madison, WI  53706                              Wisconsin.  From 1973  to
						1984  he was the Dean  of
						the School of Business at
						the     University     of
						Wisconsin.

David L. Johnson, 55         Executive          Executive Vice-President,
700 North Water Street       Vice-President     Nicholas  Company,  Inc.,
Milwaukee, WI  53202                            the  Adviser to the  Fund
						since  1980.   He  is   a
						Chartered       Financial
						Analyst.

Thomas J. Saeger, 53         Executive          Executive  Vice-President
700 North Water Street       Vice-President,    and  Assistant Secretary,
Milwaukee, WI  53202         Secretary          Nicholas  Company,  Inc.,
						the  Adviser to the Fund,
						since  1969.   He  is   a
						Certified          Public
						Accountant.

Lynn S. Nicholas, 41         Senior  Vice-      Senior    Vice-President,
700 North Water Street       President          Nicholas  Company,  Inc.,
Milwaukee, WI  53202                            the  Adviser to the Fund,
						and   employed   by   the
						Adviser since 1983.   She
						is  a Chartered Financial
						Analyst.

David O. Nicholas, 36        Senior  Vice-      Senior     Vice-President
700 North Water Street       President Co-      and Director,    Nicholas
Milwaukee, WI  53202         Portfolio          Company,   Inc.,      the
			     Manager            Adviser to  the Fund, and
						employed      by      the
						Adviser  since 1985.   He
						has  been    Co-Portfolio
						Manager of the Fund since
						1996. He  is  a Chartered
						Financial Analyst.

Jeffrey T. May, 41           Senior Vice        Senior Vice-President and
700 North Water Street       President          Treasurer,       Nicholas
Milwaukee, WI  53202                            Company, Inc., Adviser to
						the Fund, and employed by
						the  Adviser since  1987.
						He  is a Certified Public
						Accountant.

Candace L. Lesak, 39         Vice-President     Employee    of   Nicholas
700 North Water Street                          Company,    Inc.,     the
Milwaukee, WI  53202                            Adviser   to  the   Fund,
						since  1983.   She  is  a
						Certified       Financial
						Planner.

Christina M. Mouradian, 35   Assistant          Employee    of   Nicholas
700 North Water Street       Treasurer          Company,    Inc.,     the
Milwaukee, WI  53202                            Adviser   to  the   Fund,
						since 1985.

Tracy C. Eberlein, 36        Assistant          Employee    of   Nicholas
700 North Water Street       Vice-              Company,    Inc.,     the
Milwaukee, WI 53202          President          Adviser   to  the   Fund,
						since  1985.   She  is  a
						Certified       Financial
						Planner.


*Mr.   Nicholas  is  the only director of  the  Fund  who  is  an
"interested  person" in the Adviser, as that term is  defined  in the Investment Company Act of 1940, as amended.

      Reference is made to the Section "Investment Adviser" for a description of the relationships of the officers of the Fund to the Adviser and the family relationships between directors of the Adviser and officers and directors of the Fund.

      Albert O. Nicholas is President, Treasurer and Director  of
Nicholas Income Fund, Inc., and Nicholas Money Market Fund,  Inc.
and  is  President  and Director of Nicholas II,  Inc.,  Nicholas
Limited  Edition,  Inc.  and Nicholas Equity  Income  Fund,  Inc.
David   L.  Johnson  and  Thomas  J.  Saeger  are,  respectively,
Executive   Vice-President  and  Executive   Vice-President   and
Secretary  of Nicholas II, Inc., Nicholas Limited Edition,  Inc.,
Nicholas Income Fund, Inc., Nicholas Money Market Fund, Inc., and
Nicholas  Equity Income Fund, Inc.  Mr. Saeger is also a director of  Nicholas Limited Edition, Inc.  Lynn S. Nicholas and David O.
Nicholas  are  Senior  Vice-Presidents  of  Nicholas  II,   Inc.,
Nicholas Limited Edition, Inc.,  and Nicholas Equity Income Fund,
Inc., and Vice-Presidents of Nicholas Money Market Fund, Inc.  In
addition, David O. Nicholas is Vice-President of Nicholas  Income
Fund, Inc.  and  portfolio  manager  of  Nicholas  II,  Inc.  and
Nicholas  Limited   Edition,   Inc.  Jeffrey T.  May  is   Senior
Vice-President  and  Treasurer  of  Nicholas  II, Inc.,  Nicholas
Equity Income Fund,  Inc.,  Nicholas  Income Fund, Inc., Nicholas
Money  Market  Fund,  Inc., and Senior Vice-President of Nicholas
Limited  Edition,  Inc.  Candace  L.  Lesak  is Vice-President of
Nicholas II, Inc., Nicholas  Equity  Income  Fund, Inc., Nicholas
Income Fund, Inc., Nicholas Money Market Fund, Inc,  and Nicholas
Limited  Edition,  Inc. Messrs. Bock, Schultz and Seaman serve as
Directors of  Nicholas II,  Inc. and Nicholas Equity Income Fund,
Inc.  Mr. Schultz also serves  as a Director  of Nicholas Limited
Edition, Inc., Nicholas  Money  Market  Fund,  Inc.  and Nicholas
Income Fund, Inc.

      The  Investment  Advisory Agreement between  the  Fund  and
Nicholas Company, Inc. provides for payment by the Fund of fees for attendance at meetings of the Fund's Board of Directors to directors who are not interested persons of Nicholas Fund, Inc.
The amount of such fees is subject to increase or decrease at any time, but is subject to the overall limitation of the Fund's annual expenses.

      The  table  below  sets  forth the  aggregate  compensation received  from the Fund by all directors of the Fund  during  the fiscal  year  ended  March 31, 1997.  No  officers  of  the  Fund
receive   any  compensation  from  the  Fund,  but  rather,   are
compensated  by  the  Adviser in accordance with  its  Investment
Advisory Agreement with the Fund.


		       Aggregate       Pension or Retirement    Estimated         Total Compensation
		       Compensation    Benefits Accrued As      Annual Benefits   From Fund and Fund
Name  and Position     From the Fund   Part of Fund Expenses    Upon Retirement   Complex Paid to Directors
------------------     -------------   ---------------------    ---------------   -------------------------
Albert O. Nicholas(2)  $0              $0                       $0                $0
Melvin L. Schultz(2)   $5,000          $0                       $0                $17,400
Richard Seaman(2)      $5,000          $0                       $0                $10,200
Robert H. Bock(2)      $5,186          $0                       $0                $10,386


(1) During the fiscal year ended March 31, 1997, the Fund and other funds in its Fund Complex (i.e., those funds which also have Nicholas Company, Inc. as its investment adviser, namely Nicholas Equity Income Fund, Inc., Nicholas II, Inc., Nicholas Limited Edition, Inc., Nicholas Income Fund, Inc. and Nicholas Money Market Fund, Inc.) compensated those directors who are not "interested persons" of the Adviser in the form of an annual retainer per director per fund and meeting attendance fees. During the fiscal year ended March 31, 1997, the Fund compensated the disinterested directors at a rate of $500 per director per meeting attended and an annual retainer of $3,000 per director. The disinterested directors did not receive any other form or amount of compensation from the Fund Complex during the fiscal year ended March 31, 1997. All other directors and officers of the Fund were compensated by the Adviser in accordance with its Investment Advisory Agreement.

(2) Mr. Nicholas is also a member of the Board of Directors of Nicholas Equity Income Fund, Inc., Nicholas II, Inc., Nicholas Limited Edition, Inc., Nicholas Income Fund, Inc. and Nicholas Money Market Fund, Inc. Mr. Schultz is also a member of the Board of Directors of Nicholas Equity Income Fund, Inc., Nicholas II, Inc., Nicholas Limited Edition, Inc., Nicholas Income Fund, Inc. and Nicholas Money Market Fund, Inc. Mr. Seaman is also a member of the Board of Directors of Nicholas Equity Income Fund, Inc. and Nicholas II, Inc. Mr. Bock is also a member of the Board of Directors of Nicholas Equity Income Fund, Inc. and Nicholas II, Inc.

		   PURCHASE OF CAPITAL STOCK

     Applications for the purchase of shares are made to Nicholas Fund, Inc. c/o Firstar Trust Company, P.0. Box 2944, Milwaukee, Wisconsin 53201-2944. The Firstar Trust Company acts as transfer agent and custodian for the Fund. The Fund has available an Automatic Investment Plan for shareholders. Anyone interested should contact the Fund for additional information.

      The price per share will be the net asset value next computed after the time the application is received in proper order and accepted by the Fund. The determination of net asset value for a particular day is applicable to all applications for the purchase of shares received at or before the close of trading on the New York Stock Exchange (the "Exchange") on that day (usually 4:00 p.m. New York time). Accordingly, purchase orders received on a day the Exchange is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Applications for purchase of shares received after the close of trading on the Exchange will be based on the net asset value as determined as of the close of trading on the next day the Exchange is open.

      The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at Firstar Trust Company's Post Office Box, of purchase applications does not constitute receipt by Firstar Trust Company or the Fund. Correspondence intended for overnight courier delivery should be sent to Firstar Trust Company, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

      All purchase applications are subject to acceptance or rejection by authorized officers of the Fund and are not binding until accepted. Applications must be accompanied by payment in U.S. funds. Payment should be made by check or money order drawn on a U.S. bank, savings and loan or credit union. The custodian will charge a $20 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds. It is the policy of the Fund not to accept applications under circumstances or in amounts considered disadvantageous to shareholders. For example, if an individual previously tried to purchase shares with a bad check, or the proper social security number or tax identification number was omitted, the Fund reserves the right not to accept future applications from such individual. Any accounts (including custodial accounts) opened without a proper social security number or tax identification number may be liquidated and distributed on the first business day following the sixtieth (60th) day of investment, net of the back-up withholding tax amount.

      The Board of Directors has established $500 as the minimum initial purchase and $100 as the minimum subsequent purchase, except through dividend reinvestment. The Automatic Investment Plan has a minimum monthly investment of $50. Due to the fixed expenses incurred by the Fund in maintaining individual accounts, the Fund reserves the right to redeem accounts that fall below the $500 minimum required investment due to shareholder redemption (but not due solely to a decrease in net asset value of the Fund). In order to exercise this right, the Fund will give advance written notice of at least 30 days to the accounts below such minimums.

      Purchase of shares will be made in full and fractional shares computed to three decimal places. To purchase additional shares of the Fund by federal wire transfer, please send to:

		  Firstar Bank Milwaukee, N.A.
			 ABA #0750-00022
		Trust Funds, Account #112-952-137
		    777 East Wisconsin Avenue
		   Milwaukee, Wisconsin 53202
	    for further credit to Nicholas Fund, Inc.
       [your account number and the title of the account]

Please call Firstar Trust Company (414-276-0535 or 800-544-6547) with the appropriate account information prior to sending the wire.

      Shares of the Fund may be purchased or sold through certain broker-dealers, financial institutions or other service providers ("Processing Intermediaries"). When shares of the Fund are purchased this way, the Processing Intermediary, rather than its customer, may be the shareholder of record of the shares. Processing Intermediaries may use procedures and impose restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly.

      An investor intending to invest in the Fund through a Processing Intermediary should read the program materials provided by the Processing Intermediary in conjunction with this Statement of Additional Information. Processing Intermediaries may charge fees or other charges for the services they provide to their customers. Investors who do not wish to receive the services of a Processing Intermediary, or pay the fees that may be charged for such services, may want to consider investing directly with the Fund. Direct purchase or sale of shares of the Fund may be made without a sales or redemption charge.

      Certificates representing Fund shares purchased will not be issued unless the shareholder specifically requests certificates by signed written request to the Fund. If a shareholder requests certificates at any time other than in connection with a purchase, the request must be accompanied by a signature guarantee. Certificates are mailed to requesting shareholders approximately two weeks after receipt of the request by the Fund. In no instance will certificates be issued for fractional shares. When certificates are not requested, the Fund's transfer agent, Firstar Trust Company, Milwaukee, Wisconsin will credit the shareholder's account with the number of shares purchased. Written confirmations are issued for all purchases and redemptions of Fund shares.


		  REDEMPTION OF CAPITAL STOCK

     A shareholder may require the Fund at any time during normal business hours to redeem his/her shares in whole or in part. If in writing, redemption requests must be signed by each shareholder, in the exact manner as the Fund account is registered, and must state the amount of the redemption. The shareholder account number and tax identification number or social security number should be included with the request. The Fund and the Custodian have business hours from 8:00 a.m. to 4:30 p.m. and 8:00 a.m. to 7:00 p.m. respectively, Milwaukee time, Monday through Friday. When shares are represented by certificates, redemption is accomplished by delivering to the Fund, c/o Firstar Trust Company, P.O. Box 2944, Milwaukee, Wisconsin 53201-2944, the certificate(s) for the full shares to be redeemed. The certificate(s) must be properly endorsed or accompanied by instrument of transfer, in either case, with signatures guaranteed by a bank, savings and loan association, or by a member firm of a national securities exchange. A notary public is not an acceptable guarantor.

      If certificates have not been issued, redemption can be accomplished by delivering an original signed written request for redemption addressed to Nicholas Fund, Inc., c/o Firstar Trust Company. Facsimile transmission of redemption requests is not acceptable. The written request must be signed exactly as the account is registered, i.e., individual, joint tenants, sole proprietorship, custodial (Uniform Transfers to Minors Act), or general partners. Both owners must sign if the account is owned jointly.

      The Fund may require additional supporting documents for written redemptions made by corporations, executors, administrators, trustees and guardians. If the account is registered in the name of a corporation or association, the written request must be accompanied by a corporate resolution signed by the authorized person(s). A redemption request for accounts registered in the name of a legal trust must be accompanied by the trust agreement and signed by the trustee(s). If the trustee's(s') name is not registered on the account, a copy of the trust document certified within the last 60 days is required.

      If there is doubt as to what documents or instructions are necessary in order to redeem shares, please write or call Firstar Trust Company (telephone no. 414-276-0535 or 800-544-6547), prior to submitting a written redemption request. A redemption request will not become effective until all documents have been received in proper form by Firstar Trust Company.

      Shareholders who have an individual retirement account ("IRA") or other retirement plan must indicate on their written redemption requests whether or not to withhold federal income tax. Unless a redemption request specifies not to have federal income tax withheld, the redemption will be subject to withholding. Please consult your current Disclosure Statement for any applicable fees.

      The redemption price per share will be the net asset value next computed after the time of receipt by Firstar Trust Company of the certificate(s) or written request in the proper form set forth above, or pursuant to proper telephone instructions (see below). The determination of the net asset value for a particular day is applicable to all requests for the redemption of shares received at or before the close of regular trading on the Exchange on that day. Accordingly, shares tendered for redemption on a day the Exchange is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Requests for redemption of shares received after the close of trading on the Exchange will be based on the net asset value determined as of the close of trading on the next day of Exchange is open.

      All redemptions will be processed immediately upon request. Redemption proceeds will be made payable to the account owner(s) and mailed to the address of record. The Fund will return redemption requests that contain restrictions as to the time or date redemptions are to be effected. Redemption proceeds to be wired will normally be wired on the next business day after a net asset value is determined. There is a $12.00 charge to wire the redemption proceeds. The Fund reserves the right to hold payment up to twelve days or until satisfied that investments made by check have been collected. Payment for shares redeemed will be made within seven days after redemption. Shares cease earning dividends on the date of redemption.

      The right of redemption may be suspended and the date of payment postponed for more than seven days for any period during which the New York Stock Exchange is closed other than the customary weekend and holiday closings, and may be suspended for any period during which trading on the Exchange is restricted as determined by the Securities and Exchange Commission, or the Commission has by order permitted such suspension, or the Commission has determined that an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of its securities or to determine fairly the value of its net assets.

     Although not anticipated, it is possible that conditions may arise in the future which would, in the opinion of the Fund's Adviser or Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund. However, the Fund has obligated itself under the Investment Company Act of 1940 to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

      Telephone redemption is automatically extended to all accounts in the Fund unless this privilege is declined in writing. This option does not apply to IRA accounts and master retirement plans for which Firstar Trust Company acts as custodian. Telephone redemptions can only be made by calling Firstar Trust Company at (414) 276-0535 or (800) 544-6547. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Fund and its transfer agent employ reasonable procedures to confirm that such instructions are genuine. In addition to account registration information, shareholders will be required to provide the account number and social security number. Telephone calls will be recorded. Telephone redemption requests must be received prior to the closing of the New York Stock Exchange (usually 4:00 p.m., New York time) to receive that day's net asset value. There will be no exceptions due to market activity. The maximum telephone redemption is $25,000 per account/per business day. The maximum telephone redemption for related accounts is $100,000 per business day. The minimum telephone redemption is $1,000 except when redeeming an account in full.

     The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Neither the Fund nor Firstar Trust Company will be liable for following instructions communicated by telephone that it reasonably believes to be genuine.

      The shareholder may instruct Firstar Trust Company to mail the proceeds to the address of record or to directly mail the proceeds to a pre-authorized bank account. The proceeds may also be wired to a pre-authorized account at a commercial bank in the United States. Firstar Trust Company charges a wire redemption fee of $12.00. Please contact the Fund for the appropriate form if you are interested in setting your account up with wiring instructions.

     The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at Firstar Trust Company's Post Office Box of redemption requests does not constitute receipt by Firstar Trust Company or the Fund. DO NOT mail letters by overnight courier to the Post Office Box address. Correspondence mailed by overnight courier should be sent to the Firstar Trust Company, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202.


		      SIGNATURE GUARANTEES

      A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:
(i) if you change the ownership on your account; (ii) upon redemption of shares when certificates have been issued for your account; (iii) when you want the redemption proceeds sent to a different address than is registered on the account; (iv) for both certificated and uncertificated shares, if the proceeds are to be made payable to someone other than the account owner(s);
(v) any redemption proceeds transmitted by federal wire transfer to your bank not previously set up with the Fund; and (vi) if a change of address request has been received by the Fund or Firstar Trust Company within the last 15 days. Signature guarantees will be required for all redemptions of $100,000 or more from any shareholder account in the Nicholas Family of Funds. A redemption will not be processed until the signature guarantee is received in proper form. A notary public is not an acceptable guarantor.


       EXCHANGE PRIVILEGE TO OTHER NICHOLAS COMPANY FUNDS

     If a shareholder chooses to exercise the exchange privilege, the shares will be exchanged at their next determined net asset value. When an exchange into the Nicholas Money Market Fund, Inc. would involve investment of the exchanged amount on a day when the New York Stock Exchange is open for trading but the Federal Reserve Banks are closed, shares of the Fund will be redeemed on the day upon which the exchange request is received; however, issuance of Nicholas Money Market Fund, Inc. shares may be delayed an additional day in order to avoid the dilutive effect on return (i.e. reduction in net investment income per share) which would result from issuance of such shares on a day when the exchanged amount cannot be invested. In such a case, the exchanged amount would not be invested for this one day period.

     Shareholders interested in exercising the exchange privilege must obtain the appropriate prospectus from Nicholas Company, Inc. An exchange constitutes a sale for federal tax purposes and a capital gain or loss will be realized upon the exchange depending upon whether the net asset value at the time is more or less than the shareholder's cost. An exchange between the funds involving master retirement (Keogh) plan and IRA accounts generally will not constitute a taxable transaction for federal tax purposes.

      The exchange privilege may be terminated or modified only upon 60 days' advance notice to shareholders; however, procedures for exchanging Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Shareholders are reminded, however, that Nicholas Limited Edition, Inc. is restricted in size to 10 million shares, and that the exchange privilege into that fund may be terminated or modified at a time when the maximum is reached.

      Shares of the Fund may be exchanged for shares of other investment companies for which Nicholas Company, Inc. serves as the investment adviser. Nicholas Company, Inc. is also the investment adviser to Nicholas II, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc., Nicholas Money Market Fund, Inc., and Nicholas Equity Income Fund, Inc. Nicholas II, Inc. and Nicholas Limited Edition, Inc. both have an objective of long-term growth in which income is a secondary consideration. Nicholas Income Fund, Inc.'s investment objective is to seek high current income consistent with the preservation and conservation of capital value. Nicholas Money Market Fund, Inc. has an investment objective of achieving as high a level of current income as is consistent with preserving capital and providing liquidity. Nicholas Equity Income Fund, Inc. has as its investment objective to produce reasonable income and moderate long-term growth. Exchange of shares can be accomplished in the following ways:

      EXCHANGE BY MAIL. An exchange of shares of the Fund for shares of other available Nicholas mutual funds will be made without cost to the investor through written request.
Shareholders interested in exercising the exchange by mail privilege may obtain the appropriate prospectus from Nicholas Company, Inc.

     Signatures required are the same as previously explained under "Redemption of Capital Stock."

       EXCHANGE  BY  TELEPHONE.   Shareholders  may  exchange  by
telephone  among all funds for which the Nicholas  Company,  Inc.
serves as investment adviser.

      Only  exchanges  of  $1,000 or more  will  be  executed  by
telephone.   Firstar Trust Company charges a $5.00 fee  for  each
telephone exchange.

      In an effort to avoid the risks often associated with large market timers, the maximum telephone exchange per account per day is set at $100,000 with a maximum of $1,000,000 per day per related accounts. Four telephone exchanges during any twelve month period, per account will be allowed. An exchange consists of a move from one fund to another fund.

      The Fund reserves the right to refuse a telephone exchange if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Neither the Fund nor Firstar Trust Company will be responsible for the authenticity of exchange instructions received by telephone.

      Telephone exchanges can only be made by calling Firstar Trust Company at (414) 276-0535 or (800) 544-6547. You will be required to provide pertinent information regarding your account (social security number and account number). Calls will be recorded.


		   TRANSFER OF CAPITAL STOCK

      Shares of the Fund may be transferred in instances such as the death of a shareholder, change of account registration, change of account ownership and in cases where shares of the Fund are transferred as a gift. If shares are represented by certificates, the certificates representing the shares to be transferred must be delivered to the Fund, c/o Firstar Trust Company, P.O. Box 2944, Milwaukee, Wisconsin 53201-2944, accompanied by appropriate written instructions and endorsed or accompanied by an instrument of transfer and guaranteed in the same manner as described under "Redemption of Capital Stock." If no certificates have been issued, then signed, written instructions must be delivered to the Fund, c/o Firstar Trust Company. The instructions must be signed exactly as provided in "Redemption of Capital Stock" for redemption of shares not represented by certificates. Documents and instructions necessary to transfer capital stock can be obtained by writing or calling Firstar Trust Company (414-276-0535 or 800-544-6547) or Nicholas Company, Inc. (414-272-6133 or 800-227-5987) prior to submitting any transfer requests.


		DETERMINATION OF NET ASSET VALUE

     The net asset value of a share is determined by dividing the total value of the net assets of the Fund by the total number of shares outstanding at that time. Net assets of the Fund are determined by deducting the liabilities of the Fund from total assets. The net asset value is determined as of the close of regular trading on the New York Stock Exchange on each day that the Exchange is open for regular unrestricted trading.

      Securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation, or in the absence of any sale on that day, the closing bid price. Other securities will be valued at the current bid price. Any securities for which there are no readily available market quotations will be valued at fair value, as determined in good faith by the Board of Directors. Odd lot differentials and brokerage commissions will be excluded in calculating values. All assets other than securities will be valued at their current fair value as determined in good faith by the Board of Directors.

	    INCOME, DIVIDENDS AND FEDERAL TAX STATUS

Federal Tax Status of the Fund
------------------------------
      The Fund intends to qualify annually as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code") and intends to take all other action required to insure that little or no federal income or excise taxes will be payable by the Fund. As a result, the Fund generally will seek to distribute to its shareholders substantially all of its net investment income and net realized capital gain (after utilization of any available capital loss carryovers) in one or more distributions with respect to each fiscal year. However, the Code contains a number of complex tests relating to qualification as a regulated investment company which the Fund possibly might not meet in any particular year. If the Fund does not qualify as a "regulated investment company" under the Code, it would be treated for tax purposes as an ordinary corporation, and all its taxable income will be taxed to the Fund at corporate rates.

      The Code generally imposes a 4% nondeductible excise tax on a regulated investment company, such as the Fund, if it does not distribute to its shareholders during the calendar year an amount equal to 978% of the Fund's investment company income, with certain adjustments, for such calendar year, plus 98% of the Fund's capital gain net income for the one-year period ending on October 31 of such calendar year. In addition, an amount equal to any undistributed investment company taxable income or capital gain net income from the previous calendar year must also be distributed to avoid the excise tax. The excise tax is imposed on the amount by which the Fund does not meet the foregoing distribution requirements. The Fund intends to make distributions necessary to avoid imposition of the excise tax.

Dividends and Distributions
---------------------------
      For federal income tax purposes, distributions by the Fund, whether received in cash or invested in additional shares of the Fund, will be taxable to the Fund's shareholders, except those shareholders that are not subject to tax on their income. Long-term capital gains distributed by the Fund will retain the character that it had at the Fund level. Income distributed from the Fund's net investment income and net realized short-term capital gains are taxable to shareholders as ordinary income. Distributions tentatively will be made in May and December of each year. Shareholders will be advised of the source or sources and tax treatment of any distribution.

      Since at the time of purchase of shares the Fund may have undistributed income or capital gains included in the computation of the net asset value per share, a dividend or capital gain distribution received shortly after such purchase by a shareholder may be taxable to the shareholder, although it is, in whole or in part, a return of capital and may have the effect of reducing the net asset value per share.

       Under the Code, dividends declared by the Fund to shareholders of record in December of any year will be deemed to have been received by (and will be taxable to) shareholders as of the record date, provided the dividend is actually paid by the Fund before February 1 of the following year.

Backup Withholding of Dividends and Redemption Payments
-------------------------------------------------------
     Under Federal law, some shareholders may be subject to a 31% "backup withholding" on reportable dividends, capital gain distributions (if any) and redemption payments. Generally, shareholders subject to backup withholding will be those (i) for whom a taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number; or (ii) who have failed to declare or underreported certain income on their federal returns. When establishing an account, an investor must certify under penalties of perjury that the taxpayer identification number supplied to the Fund is correct and that he is not subject to backup withholding.

      THE FOREGOING TAX DISCUSSION RELATES SOLELY TO U.S. FEDERAL TAXES AND IS NOT INTENDED TO BE A COMPLETE DISCUSSION OF ALL FEDERAL TAX CONSEQUENCES. SHAREHOLDERS SHOULD CONSULT WITH A TAX ADVISER CONCERNING THE APPLICATION OF FEDERAL, STATE AND LOCAL TAXES TO AN INVESTMENT IN THE FUND.


		   DIVIDEND REINVESTMENT PLAN

      Unless a shareholder elects to accept cash, all dividends and capital gains distributions are automatically reinvested in shares of the capital stock of the Fund through the Dividend Reinvestment Plan. An election to accept cash may be made on the application to purchase capital stock of the Fund, by telephone, or by separate written notification. All reinvestments are at the net asset value per share in effect on the dividend distribution date and are credited to the shareholder's account in full shares and fractional shares, if necessary, (computed to three decimal places). Shareholders will receive a confirmation showing the number of shares purchased and the price following each reinvestment. As in the case of normal purchases, stock certificates are not issued unless requested. In no instance will a certificate be issued for a fraction of a share.

      Shareholders may withdraw from or thereafter elect to participate in the Dividend Reinvestment Plan at any time by giving in writing or by telephone notice to Firstar Trust Company. An election must be received by Firstar Trust Company prior to the dividend record date of any particular distribution for the election to be effective for that distribution. If an election to withdraw from or participate in the Dividend Reinvestment Plan is received between a dividend record date and payment date, it shall become effective on the day following the payment date. The Fund may modify or terminate the Dividend Reinvestment Plan at any time 30 days' written notice to participants.

		   SYSTEMATIC WITHDRAWAL PLAN

      Shareholders who have purchased or currently own $10,000 or more of Fund shares at the current market value may open a Systematic Withdrawal Plan and receive monthly, quarterly, semiannual or annual checks for any designated amount. Firstar Trust Company reinvests all income and capital gain dividends in shares of the Fund. Shareholders may add shares to, withdraw shares from, or terminate the plan, at any time. Each withdrawal may be a taxable event to the shareholder. Liquidation of the shares in excess of distributions may deplete or possibly use up the initial investment, particularly in the event of a market decline, and withdrawals cannot be considered a yield or income on the investment. In addition to termination of the plan by the Fund or shareholders, the plan may be terminated by Firstar Trust Company upon written notice mailed to the shareholders. Please contact Nicholas Company, Inc. for copies of the plan documents.


		 INDIVIDUAL RETIREMENT ACCOUNT

      Individuals who qualify may be able to establish their own tax-sheltered IRA plans. The Fund offers a prototype IRA plan for adoption by individuals who qualify for spousal, deductible or nondeductible IRA accounts. As long as the aggregate IRA contributions meet the Fund's minimum investment requirement of $500, the Fund will accept any allocation of such contribution between spousal, deductible and nondeductible accounts. The acceptability of this calculation is the sole responsibility of the shareholder. For this reason, it is advisable for taxpayers to consult with their personal tax adviser to determine the deductibility of their IRA contributions. Excess contributions, certain distributions prior to age 59-1/2, and failure to begin distributions after age 70-1/2 may result in adverse tax consequences. An individual may revoke an IRA plan (other than rollovers of distributions from qualified retirement plans) within seven days of establishment and receive a full return of his or her contributions. An individual may redeem his or her account at any time. The Fund's prototype plan has received a favorable determination letter on its tax-qualified status from the Internal Revenue Service.

      The Firstar Trust Company, Milwaukee, Wisconsin serves as custodian and furnishes services for the IRA plan as required by ERISA. The custodian is required to invest all cash contributions, dividends and capital gains distributions in shares of the Fund. The custodian currently charges the following fees against each participant's account for its services: $12.50 ($25.00 for two or more accounts) annual maintenance fee; $15 for transfer to a successor trustee; $15 for final distribution to participant; $12.00 for any outgoing wire transfer and $15 for refunding any contribution in excess of the deductible limit. These fees are subject to change. The custodian will purchase and redeem shares of the Fund in the same manner as set forth under "Purchase of Capital Stock" and "Redemption of Capital Stock," provided that before shares can be redeemed in an individual retirement account, the custodian must have on file a written notice together with any required withholding information of such termination setting forth the effective date thereof.

      As changes occur from time to time in existing IRA Regulations, it is important that you obtain up-to-date information from the Fund before opening an IRA. Consultation with a tax adviser regarding the tax consequences of the Plan is recommended.


	      SELF-EMPLOYED MASTER RETIREMENT PLAN

      The Fund has available a master retirement plan (formerly called a Keogh Plan) for self-employed individuals. Participating employers may adopt either the profit sharing or money purchase portion of the Plan, or both. The Internal Revenue Service has approved the Plan as qualified under the Self-Employed Individuals Tax Retirement Act of 1962, as amended. It will operate in compliance with that Act.

      Under such a plan, a self-employed individual, who is eligible, may deduct for federal income tax purposes, contributions subject to the limitations set forth in the Plan and Internal Revenue Code. The Firstar Trust Company, Milwaukee, Wisconsin serves as custodian and furnishes services for the master retirement plan as required by that Act. The custodian is required to invest all cash contributions, dividends and capital gains distributions in shares of the Fund. The custodian currently charges the following fees against each participant's account for its services, which fees are subject to change:
$12.50 ($25.00 for two or more accounts) annual maintenance fee per participant account; $15 for a transfer to successor trustee; $15 for final distribution to a participant; $12.00 for any outgoing wire transfer; and $15 for refund of excess contribution. Any person seeking additional information or wishing to participate in the Plan may contact the Fund.

      As changes occur from time to time in existing master retirement plan regulations, it is important that you obtain up-to-date information from the Fund before opening a master retirement plan. Consultation with a tax adviser regarding the tax consequences of the Plan is recommended.


			   BROKERAGE

     The Adviser, who decides to buy and sell securities, selects a broker or dealer for the execution of a portfolio transaction on the basis that such broker or dealer will execute the order as promptly and efficiently as possible subject to the overriding policy of the Fund. This policy is to obtain the best market price and reasonable execution for all its transactions, giving due consideration to such factors as reliability of execution and the value of research, statistical and price quotation services provided by such broker or dealer. The research services provided by brokers consist of recommendations to purchase or sell specific securities, the rendering of advice regarding events involving specific issuers of securities and events and current conditions in specific industries, and the rendering of advice regarding general economic conditions affecting the stock market and the U. S. economy.

      The Adviser does not specifically negotiate commissions and charges with a broker or dealer in advance of each transaction. The approximate brokerage discount and charges are, however, generally known to the Adviser prior to effecting the transaction. In determining the overall reasonableness of the commissions paid, the Adviser compares the commission rates to those it pays on transactions for its other client accounts and to the rates generally charged in the industry to institutional investors such as the Fund. The commissions are also considered in view of the value of the research, statistical and price quotation services, if any, rendered by the broker or dealer through whom a transaction is placed.

      Purchases and sales of portfolio securities are frequently placed, without any agreement or undertaking to do so, with brokers and dealers who provide the Adviser with supplemental research, statistical and price quotation services. The Adviser understands that since the brokers and dealers rendering such services are compensated therefor by commissions, such services would be unilaterally reduced or eliminated by the brokers and dealers if none of the Fund's transactions were placed through them. While these services have value which cannot be measured in dollars, the Adviser believes such services do not reduce the Fund's or the Adviser's expenses.

      In instances where it is determined by the Adviser that the supplemental research and statistical services are of significant value, it is the practice of the Adviser to place the Fund's transactions with brokers or dealers who are paid a higher commission than other brokers or dealers. However, commissions paid are generally lower than those paid prior to the elimination of fixed minimum rates in 1975 and are no higher than rates which could be obtained from other brokers or dealers who would also furnish comparable supplemental research and statistical services. The Adviser utilizes research and other information obtained from brokers and dealers in managing its other client accounts. On the other hand, the Adviser obtains research and information from brokers and dealers who transact trades for the Adviser's other client accounts, which is also utilized by the Adviser in managing the Fund's portfolio.

      The Fund may effect portfolio transactions with brokers  or
dealers  who recommended the purchase of the Fund's shares.   The
Fund may not allocate brokerage on the basis of recommendations to purchase shares of the Fund.

      Over-the-counter market purchases and sales are generally transacted directly with principal market makers, who retain the difference between their cost in a security and its selling price. In some circumstances where, in the opinion of the Adviser, better prices and executions are available elsewhere, the transactions are placed through brokers who are paid commissions directly.

      Brokerage commissions paid by the Fund during the fiscal year ended March 31, 1997 totaled $1,501,852. Brokerage commissions paid by the Fund during the fiscal year ended March 31, 1996 and March 31, 1995 totaled $1,882,028 and $2,236,595 respectively. The Fund's portfolio turnover rates were 15.18%, 25.70%, and 29.82%, respectively, for the fiscal years ended March 31, 1997, March 31, 1996 and March 31, 1995.


		     PRINCIPAL SHAREHOLDERS

     All directors and executive officers of the Fund, as a group
(12 persons), beneficially own less than 1% of the outstanding shares of the Fund.


			PERFORMANCE DATA

      The Fund may quote a "total return" or an "average annual total return" from time to time in advertisements or in information furnished to present or prospective shareholders. The "total return" of the Fund is expressed as a ratio of the increase (or decrease) in value of a hypothetical investment in the Fund at the end of a measuring period to the amount initially invested. The "average annual total return" is determined by discounting the "total return" for the number of time periods represented. These values are computed according to the following formulas:
			 P(1+T)n = ERV

			       or

		     Total Return = ERV - 1
				    ---
				     P

	AVERAGE ANNUAL TOTAL RETURN = nth root of ERV
						 -----  - 1
						   P

where:

P    = a hypothetical initial payment of $1,000

T    = average annual total return

n    = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five and ten year periods.

			      One Year       Five Year        Ten Year
			      -------        ---------        --------
Total Return                  +14.68%        +89.30%          +229.12%
Average Annual Total Return   +14.68%        +13.61%          + 12.65%

       For purposes of these calculations, the following assumptions are made: (1) all dividends and distributions by the Fund are reinvested at the net asset value calculated on the reinvestment dates during the period; (2) a complete redemption at the end of the period is made; (3) all recurring fees that are charged to all shareholder accounts are included; and (4) the one year, five year and ten year periods end on March 31, 1997.

      These figures are computed by adding the total number of shares purchased by a hypothetical $1,000 investment in the Fund to all additional shares purchased within a one year period with reinvested dividends and distributions, reducing the number of shares by those redeemed to pay account charges, taking the value of those shares owned at the end of the year and reducing it by any deferred charges, and then dividing that amount by the initial $1,000 investment. This computation does not reflect any sales load or other nonrecurring charges, since the Fund is not subject to such charges.

      The "total return" and "average annual total return" calculations are historical measures of performance and are not necessarily indicative of future performance. Such measurements will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, operating expenses, and the distribution policy as determined by the Board of Directors. These factors should be considered when evaluating the Fund's performance.

		   DESCRIPTION OF CAPITAL STOCK

      The Fund has an authorized capital of 200,000,000 shares of common stock, $0.50 par value. All shares are of the same class with equal rights and privileges. Each share is entitled to one vote and to participate equally in dividends and distributions declared by the Fund, and on liquidation, in its net assets remaining after satisfaction of outstanding liabilities. Fractional shares have the same rights, proportionately, as do full shares. Fund shares are fully paid and nonassessable when issued and have no preemptive, conversion or exchange rights. Shareholders are entitled to redeem shares as set forth under "Redemption of Capital Stock".

       Fund shares do not have cumulative voting rights. Therefore, the holders of more than half of the shares voting for the election of directors are able to elect all of the directors and, in such event, the holders of the remaining shares so voting will not be able to elect any directors.


		       STOCK CERTIFICATES

      The Fund will not issue certificates evidencing shares purchased unless so requested in writing. Where certificates are not issued, the shareholder's account will be credited with the number of shares purchased, relieving shareholders of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares. Any shareholder may deliver certificates to the Fund's transfer agent, Firstar Trust Company, and direct that his account be credited with the shares. A shareholder may direct Firstar Trust Company in writing at any time to issue a certificate for his shares without charge. If a shareholder requests certificates at any time other than in connection with an initial purchase, the request must be accompanied by a signature guarantee.


			 ANNUAL MEETING

      The State of Maryland business corporation law permits registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940, as amended. The Fund has adopted the appropriate provisions in its By-Laws and will not hold annual meetings of shareholders, including for the following purposes unless otherwise required to do so: (1) election of directors; (2) approval of any investment advisory agreement; (3) ratification of the selection of independent auditors; and (4) approval of a distribution agreement.


	      COMMUNICATIONS BETWEEN SHAREHOLDERS

      In the event the Fund is not required to hold annual meetings of shareholders to elect directors by virtue of the amendment to Maryland law described under "Annual Meeting," the Board of Directors of the Fund will promptly call a meeting of shareholders of the Fund for the purpose of voting upon the question of removal of any director when requested in writing by the record holders of not less than 10% of the outstanding shares of Common Stock of the Fund. The affirmative vote of two-thirds of the outstanding shares, cast in person or by proxy at a meeting called for such purpose, is required to remove a director of the Fund. The Fund will assist shareholders in communicating with each other for this purpose pursuant to the requirements of
Section 16(c) of the Investment Company Act of 1940, as amended.


		      SHAREHOLDER REPORTS

      Shareholders will be provided at least semiannually with a report or a current prospectus showing the Fund's portfolio and other information, including an annual report or current prospectus containing financial statements audited by the Fund's independent public accountants, Arthur Andersen LLP, for the fiscal year ending March 31 of each year. Inquiries concerning the Fund may be made by calling (414) 272-6133 or (800) 227-5987, or by writing to Nicholas Fund, Inc., 700 North Water Street, Suite 1010, Milwaukee, Wisconsin 53202, Attention: Corporate Secretary.


		  CUSTODIAN AND TRANSFER AGENT

      The Firstar Trust Company, P.O. Box 2944, Milwaukee, Wisconsin 53201-2944, (telephone no. 414-276-0535 or
800-544-6547), acts as custodian of all cash and securities of the Fund. As custodian, the Trust Company holds all securities and cash for the Fund (except for cash maintained in an expense account with the Firstar National Bank, Milwaukee, Wisconsin), delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by the officers of the Fund. The Trust Company does not exercise any supervisory function over the management of the Fund, the purchase or sale of securities or the payment of distributions to shareholders. The Trust Company also acts as transfer agent.


		      COUNSEL AND AUDITORS

      Davis & Kuelthau, S.C., Milwaukee, Wisconsin, counsel for the Fund and the Adviser, have passed upon the legality of the shares offered by this Prospectus. Arthur Andersen LLP has been selected as the independent auditors for the Fund for the fiscal year ending March 31, 1998.


		     FINANCIAL INFORMATION

      The financial statements and other financial information relating to the Fund contained in the Annual Report of the Fund for the fiscal year ended March 31, 1997, are incorporated herein by reference.


	      STATEMENT OF ADDITIONAL INFORMATION





		      NICHOLAS FUND, INC.



		       Investment Adviser
		     Nicholas Company, Inc.
			   Milwaukee
			 (414) 272-6133



	 Custodian, Transfer Agent and Disbursing Agent
		     Firstar Trust Company
			   Milwaukee
			 (414) 276-0535


		 Independent Public Accountants
		      Arthur Andersen LLP
			   Milwaukee


			    Counsel
		     Davis & Kuelthau, S.C.
			   Milwaukee








			  700 North Water Street
			 Milwaukee, Wisconsin 53202


						     July 30, 1997


		      Nicholas Fund, Inc.






			   Form N-1A








		   PART C:  OTHER INFORMATION


		   PART C.  OTHER INFORMATION


Item 24.  Financial Statements and Exhibits
	  ---------------------------------
      (a)  Financial Statements:  Condensed Financial Information
	   ---------------------
incorporated herein by reference to Part A of this registration statement.

      (b)  Exhibits:  All exhibits required to be filed with this
	   ---------
Form  N-1A,  pursuant to Item 24(b) thereof, are  listed  in  the
Exhibit Index appearing elsewhere in this Registration Statement and (i) appear in their entirety, herein or (ii) are incorporated by reference to previous filings with the Commission, as indicated in such Exhibit Index.


Item 25.  Persons Controlled by or Under Common Control with Registrant
	  -------------------------------------------------------------
      There is no person known to Registrant to own more than  5%
of   its  outstanding  common  stock.  Accordingly,  other   than
Registrant's Board of Directors, no person controls Registrant.

     Registrant does not control any other person.

      Registrant, Nicholas Income Fund, Inc., Nicholas II,  Inc.,
Nicholas Limited Edition, Inc., Nicholas Money Market Fund, Inc., and Nicholas Equity Income Fund, Inc. are advised by the same investment adviser, Nicholas Company, Inc.


Item 26.  Number of Holders of Securities
	  -------------------------------
     As of March 31, 1997,  the number of record holders was:

	     Title of Class              Number of Record Holders
	     --------------              ------------------------
	      Common Stock                       156,235

Item 27.  Indemnification
	  ---------------
      Reference is made to Item 4 of Part II, and to Exhibit 6 to Registrant's Post-Effective Amendment No. 20, filed with the Commission on September 29, 1977, which is incorporated herein. Reference is further made to Item 4 of Registrant's Post-Effective Amendment No. 21 filed with the Commission on October 20, 1977, which is incorporated herein.

      The investment adviser to the Registrant, Nicholas Company, Inc., has, by corporate resolution, agreed to indemnify Registrant's officers, directors and employees to the extent of $50,000 deductible provided by the Errors and Omissions Policy and subject to the undertaking contained in Item 4 of Part II of Registrant's Post-Effective Amendment No. 21.


Item 28.  Business and Other Connections of Investment Adviser
	  ----------------------------------------------------
     None.


Item 29.  Principal Underwriters
	  ----------------------
     None.


Item 30.  Location of Accounts and Records
	  --------------------------------
     Registrant, at its principal office, 700 North Water Street,
Milwaukee,  Wisconsin,  and  Firstar  Trust  Company,  615   East
Michigan Avenue, Milwaukee, Wisconsin, maintain the required accounts and records.


Item 31.  Management Services
	  -------------------
     None.


Item 32.  Undertakings
	  ------------
      The Registrant's By-Laws provide that it will indemnify the Officers and Directors of the Registrant for liabilities incurred by them in any proceeding arising by reason of the fact that any such person was or is a director or officer of the Registrant. Insofar as indemnification for liability arising under the Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and may, therefore, be unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

      The undersigned Registrant hereby undertakes to deliver or cause to be delivered with the prospectus, to each person to whom the prospectus is sent or given, the latest annual report to security holders that is incorporated by reference in the prospectus and furnished pursuant to and meeting the requirements of Rule 14a-3 or Rule 14c-3 under the Securities Exchange Act of 1934; and, where interim financial information required to be presented by Article 3 of Regulation S-X are not set forth in the prospectus, to deliver, or cause to be delivered to each person to whom the prospectus is sent or given, the latest semiannual report that is specifically incorporated by reference in the prospectus.


			   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee, State of Wisconsin, on the 23rd day of July, 1997.


				   NICHOLAS FUND, INC.

				   By: /s/ Albert O. Nicholas
				      -------------------------
					   Albert O. Nicholas
					 President and Director


      Pursuant to the requirements of the Securities Act of 1933,
this  Registration  Statement  has  been  signed  below  by   the
following persons in the capacities and on the dates indicated.


	  Signature                   Title                    Date
	  ---------                   -----                    ----

      /s/ Albert O. Nicholas       President and            July 23, 1997
      ------------------------     Director
	  Albert O. Nicholas

      /s/ Jeffrey T. May
      ------------------------     Senior Vice-President    July 23, 1997
	  Jeffrey T. May           and Treasurer

      /s/ Melvin Schultz
      ------------------------     Director                 July 23, 1997
	  Melvin L. Schultz

      /s/ Richard Seaman
      ------------------------     Director                 July 23, 1997
	  Richard Seaman



			LIST OF CONSENTS


1.   Consent of Davis & Kuelthau, S.C.
     (included in Exhibit (b)(10))

2.   Consent of Arthur Andersen LLP
     (included as Exhibit (b)(17))

			 EXHIBIT INDEX


Exhibit                                                   Sequential
  No.                 Description                           Page No.
-------               -----------                          ----------


(b)(1)    Articles   of  Incorporation  of   Registrant        *
	  [incorporated by reference to Part II of Registrant's Post-Effective Amendment No. 25, as filed with the Commission on July 2, 1979].

(b)(2)    By-Laws   of   Registrant  [incorporated   by        *
	  reference  to  Part II of Registrant's  Post-
	  Effective Amendment No. 35, as filed with the Commission on July 27, 1988].

(b)(4)    Specimen certificate evidencing common stock,        *
	  $.50 par value, of Registrant [incorporated by reference to Part II of Registrant's Post-
	  Effective Amendment No. 25, as filed with the Commission on July 2, 1979].

(b)(5)    Investment Advisory Agreement, dated July 17,        *
	  1985,   between   Registrant   and   Nicholas
	  Company,  Inc. [incorporated by reference  to
	  Part   C   of   Registrant's   Post-Effective
	  Amendment No. 32, filed with the Commission on May 24, 1985].

(b)(8)    Custodian  Agreement between  Registrant  and        *
	  Firstar   Trust  Company,  [incorporated   by
	  reference  to  Part II of Registrant's  Post-
	  Effective Amendment No. 28, as filed with the Commission on May 28, 1981].

(b)(10)   Opinion of Davis & Kuelthau, S.C., concerning      _______
	  the legality of Registrant's common stock, including attorney's consent to the use of such opinion.

(b)(12)   Statement   of  assets  and  liabilities   of      _______
	  Registrant,   including   the   schedule   of
	  investments,  as of March 31, 1997,  and  the
	  related statement of operations for the  year
	  then  ended,  statement  of  changes  in  net
	  assets  for  each  of the two  years  in  the
	  period  ended  March 31, 1997,  and  the  per
	  share income and capital changes for each  of
	  the  ten years in the period ended March  31,
	  1997  [included  in  the  Annual  Report   to
	  Shareholders of Registrant for the fiscal year ended March 31, 1997].

(b)(14)   Retirement  plans in conjunction  with  which        *
	  Registrant offers its securities pursuant to a Prototype IRA Plan and a Master Retirement
	  Plan [incorporated by reference to Part II of Registrant's Post-Effective Amendment No. 38, as filed with the Commission on July 18, 1991].

(b)(16)   Schedule   for  computation  of   performance      _______
	  quotation provided in response to Item 22, Form N-1A.

(b)(17)   Consent  of  Arthur Andersen LLP, independent      _______
	  public accountants.


     *Incorporated by reference to previous filing as indicated.